UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02064
PAX WORLD FUNDS SERIES TRUST I

(Exact name of Registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH	03801

(Address of principal executive offices)	(Zip code)
Pax World Management Corp.
30 Penhallow Street, Suite 400, Portsmouth, NH 03801
Attn.: Joseph Keefe

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-767-1729
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders

December 31, 2010

2010
Annual
Report

ESG Managers™ Aggressive Growth Portfolio

ESG Managers™ Growth Portfolio

ESG Managers™ Moderate Portfolio

ESG Managers™ Conservative Portfolio

ESG MANAGERS™ PORTFOLIOS

PAX
Pax World Management LLC

Pax World Management LLC is the investment adviser to ESG Managers™ Portfolios

THIS PAGE INTENTIONALLY LEFT BLANK

For More Information

General Fund Information	Transfer and
877.374.7678	Dividend Disbursing Agent
BNY Mellon Asset Servicing
Shareholder Account Information	P.O. Box 9824
888.374.8920	Providence, RI 02940-8024

Account Inquiries	Custodian
ESG Managers Portfolios	State Street Bank
P.O. Box 9824	and Trust Company
Providence, RI 02940-8024	225 Franklin Street
Boston, MA 02110
Investment Adviser
Pax World Management LLC
30 Penhallow Street, Suite 400
Portsmouth, NH 03801

Letter to Shareholders
by Joseph Keefe, President & CEO
Dear fellow shareholders,
As 2010 came to a close, we began to see strong signals that the U.S. economy was on the road to recovery. Not recovery at a blistering pace, mind you, but steady, forward progress just the same. In fact, we saw the equity markets begin to recover as early as September 2010. By the end of December, the S&P 500 Index was up 15.06% for the year. Some parts of the market performed even better—the Russell 2000 Index of small-cap companies was up 26.85% for the year. As the New Year began, many if not most economic forecasters were projecting positive, if moderate, GDP growth together with improving equity returns for 2011.
At Pax World, all of our funds delivered positive returns for 2010. Moreover, we are optimistic about the prospects for continued economic recovery together with positive investment returns in 2011.
As markets continue to recover, however, we should not forget about what caused the precipitous decline in the first place. As a mutual fund company focused on sustainable investing, we need to remind ourselves that it was ultimately a set of unsustainable business practices in the financial sector that led to the crisis in the first place—a myopic, short-term focus, poor risk management, excessive leverage, and the financial engineering of opaque derivatives and other financial instruments meant to serve the short-term interests of traders rather than the long-term interests of investors.
Nor should we forget that too many people are still unemployed and too many homes are still being foreclosed.
We need to remember that the financial sector failed the American people. It seems to me that we have an obligation to learn the lessons of this failure and to offer investors sound, sustainable financial strategies going forward.
At Pax World, we are trying our best to do this. In 2010, we continued to advocate for sound financial regulations and more sustainable business practices. We sent letters to Congress, the White House, and the Securities and Exchange Commission (SEC) supporting key provisions of the Dodd-Frank financial reform legislation, such as proxy access allowing investors to nominate board candidates. We used our power as a shareholder to file “Say-on-Pay” resolutions at several companies asking for an advisory vote on executive compensation. We also filed shareholder resolutions asking companies to review their political contributions policies in light of the U.S. Supreme Court’s decision in Citizens United vs. Federal Election Commission allowing unlimited use of corporate assets to fund independent political ads.
On the environmental front, Pax World filed shareholder resolutions on the ecological impacts of oil sands operations and hydraulic fracturing (or “fracking”) for natural gas extraction, and with fellow institutional investors sent letters to Congress, the EPA and others urging action on climate change legislation, increased fuel economy standards, and improved sustainability reporting.
We continued our ongoing work on gender equality and women’s empowerment by withholding support from all-male board slates while leading campaigns to encourage companies to embrace gender diversity on their boards and to endorse the Women’s Empowerment Principles, an initiative of the UN Global Compact and UNIFEM.
We also launched two new series of funds for sustainable investors in 2010: the ESG ManagersTM Portfolios reported on herein, a series of multi-manager asset allocation funds with asset allocation, manager selection and portfolio construction by Morningstar Associates; and ESG Shares®, the first family of exchange traded funds (ETFs) focused exclusively on a sustainable investing approach.
One hopes that we have learned some of the hard lessons from the financial crisis and economic downturn. Certainly the financial sector needs to focus on real, long-term value creation rather than continued short-term profits derived from asset bubbles, financial engineering and hyper trading. As investors, we can take steps designed to ensure that corporations and markets produce better long-term social, environmental and financial outcomes. That’s what sustainable investing is all about. At Pax World, we tried our best to advance these goals in 2010, and we enter 2011 with renewed commitment and enthusiasm.
Thank you for your continued confidence.
Sincerely,
Joseph F. Keefe
President and CEO
You should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus by calling 800.767.1729. Please read it carefully before investing. Distributed by ALPS Distributors, Inc.

The ESG ManagersTM Portfolios use multiple managers (“Sleeve Subadvisers”) and direct investments in mutual funds to seek to achieve their investment objectives, and each Sleeve Subadviser seeks to invest the assets of its sleeve(s) in securities consistent with its investment style (e.g., large cap growth, small cap value, intermediate term bond) and within the parameters established by Morningstar Associates, LLC for the Funds. The Sleeve Subadvisers include experienced managers of mutual funds and separately managed accounts that also follow environmental, social and governance (ESG) criteria. These funds or separate accounts serve as models upon which Morningstar Associates, LLC has designed the sleeves’ investment parameters. The chart below lists these strategies.

Sleeve Subadviser or Fund Manager	Strategy
Access Capital Strategies	Investment Grade Fixed Income
Ariel Investments, LLC	Small/Mid Cap Value
ClearBridge Advisors, LLC	Large Cap Value
Community Capital Management, Inc	Investment Grade Fixed Income
Miller/Howard Investments, Inc.	Equity Income
MMA Capital Management	Investment Grade Fixed Income
Neuberger Berman Management, LLC	Large Cap Blend
Parnassus Investments	Equity Income
Parnassus Investments	Small Cap
Portfolio 21 Investments	World Stock
Pax World Management LLC	Multi-Cap Equity
Pax World Management LLC	Global Green (Environmental Technologies)*
Pax World Management LLC	High Yield Bond *
Pax World Management LLC	Real Return
Pax World Management LLC	International Equity*
Schroder Investment Management, Ltd.	Emerging Markets Equity*
There can be no assurance that the performance of any Fund will be comparable to that of any model mutual fund or separate account strategy referred to above, or that the results achieved by a Sleeve Subadviser will correlate closely to that of the applicable model mutual fund or separate account strategy.

*	Represents direct investments in mutual fund shares (see Schedules of Investments).

December 31, 2010
Portfolio Commentary
Portfolio Construction Advisors
Jon Hale, Ph.D., CFA,
Managing Consultant,
Morningstar Associates & Peter Di Teresa,
Senior Investment Consultant, Morningstar Associates
The ESG Managers Portfolios are diversified, multi-manager funds, consisting of underlying equity and fixed-income strategies run by separate managers from multiple firms, all of whom pursue Sustainable Investment strategies Assets are allocated to the underlying managers primarily on the basis of Morningstar Associates’ long-term strategic asset allocation targets, although at any given time, allocations may diverge from the long-term targets due to specific market conditions. Under normal circumstances, the Aggressive Growth Portfolio will be invested approximately 95% in equity securities and 5% in fixed income securities; the Growth Portfolio will be invested approximately 70% in equity securities and 30% in fixed income securities; the Moderate Portfolio will be invested approximately 50% in equity securities and 50% in fixed income securities; and the Conservative Portfolio will be invested approximately 35% in equity securities and 65% in fixed income securities.
In 2010, equity markets continued the rebound that began in the spring of 2009. In the U.S., the S&P 500 Index gained 15.06% for the year. Small-cap stocks delivered even stronger results as the Russell 2000 Index rose 26.85% for 2010. International stocks lagged the U.S., with the MSCI EAFE (Net) Index posting a gain of 7.75%.
Markets overcame several obstacles during the course of the year. In the spring the Greek debt crisis evolved into broad concern about the finances of a number of other peripheral European Union members. Investors began to question the long-term survivability of the EU itself, at least in its present form, and near-term growth prospects for the region were generally lowered. Around the same time, second-quarter U.S. GDP growth came in at a modest 1.7% as the anticipated benefits of fiscal stimulus didn’t fully materialize. Unemployment stayed stubbornly high and housing remained shaky. After a difficult August, Federal Reserve chief Ben Bernanke indicated the Fed may make additional purchases of long-term bonds— a form of quantitative easing. The final plan announced in November, which became known as QE2, projects the purchase of $600 billion in Treasury bonds in monthly increments through June 2011.

December 31, 2010
The QE2 talk seemed to pay early dividends as interest rates fell and stocks rallied in September. Meanwhile, the economic news brightened through year end. Third-quarter GDP growth rose to 2.6%, reducing fears of a double-dip recession. Consumer spending beat expectations during the holiday season, the job market flashed a few encouraging signs, and President Obama signed a tax deal to extend the Bush tax cuts and reduce payroll taxes.
Small caps dominated large caps for the year. Small caps lost more during the corrections in June and August but powered ahead during rallies in the first and fourth quarters. Growth and value stocks, on the other hand, performed more evenly relative to one another, although growth stocks notched modestly higher returns.
International equities generally lagged behind U.S. stocks in 2010. European stocks suffered through the Greek debt crisis early in the year and then stumbled again in November as Ireland succumbed to pressure and accepted a bailout from the European Central Bank. Emerging markets delivered divergent performances. As measured by the MSCI country indices, China gained just 4.6% in 2010 as the country took steps to slow its rampant growth and stem inflationary fears. Brazil rose 6.5% amid the election of a new president. Russia gained 19% on rising oil prices. India soared 21% to lead the pack, with large inflows from foreign investors lifting prices.
Fixed-income investments performed well for most of the year as corporate profits recovered while interest rates fell. With QE2 looming, the yield on the 10-year Treasury dropped down to 2.39% in early October. But it rose again toward the end of the year, finishing at 3.30%, as the improving economy and rich bond prices led to a sell-off. Overall, the Barclays Capital U.S. Aggregate Bond Index gained 6.5% in 2010, despite losing 1.3% in the fourth quarter.
Aggressive Growth Portfolio
For the since-inception period from January 4, 2010 through December 31, 2010, the ESG Managers Aggressive Growth Portfolio had a total return of 9.96%, while its Blended Benchmark1 had a total return of 10.52%.
The underlying strategy that had the biggest positive impact on returns was Neuberger Berman Socially Responsive. A growth-leaning strategy consisting mostly of U.S. large-cap stocks, it posted a 20.3% return. With 17.6% of assets, the Neuberger Berman strategy was the Fund’s largest position at the end of 2010.

December 31, 2010
Portfolio Commentary, continued
The Fund’s two smaller-cap strategies also posted significant returns: Parnassus Small Cap gained 32.8% and Ariel Small/Mid Cap Value gained 22.8%. Because the Fund’s positions in each of those two strategies is only about 5% of assets, however, their overall impact on the Fund’s performance was smaller than Neuberger Berman’s.
The biggest detractors from performance included the Fund’s other two large-cap strategies to which significant assets were allocated. ClearBridge ESG Large Cap Value had a 9.1% return, but that lagged the S&P 500 Index’s 13.4% return covering the period from the Fund’s inception through the end of the year. Parnassus Equity-Income, a core U.S. large-cap holding, gained 7.1%, also well behind the S&P 500 Index.

	Inception	12/31/10	Net contribution
Contributors to Since-Inception Performance	return	allocation	above benchmark

Neuberger Berman Socially Responsive	20.30%	17.60%	1.54%
Parnassus Small Cap	32.80%	5.10%	0.50%
Ariel Small/Mid Cap Value	22.80%	4.70%	0.07%

	Inception	12/31/10	Net contribution
Detractors from Since-Inception Performance	return	allocation	above benchmark

Portfolio 21	-1.40%	7.40%	-1.11%
Parnassus Equity-Income	7.10%	16.50%	-0.82%
ClearBridge ESG Large Cap Value	9.10%	14.80%	-0.35%

Growth Portfolio
For the since-inception period from January 4, 2010 through December 31, 2010, the ESG Managers Growth Portfolio had a total return of 9.79%, while its Blended Benchmark2 had a total return of 9.88%.
The underlying manager that had the biggest positive impact on returns was Parnassus Small Cap, which gained 34.8% during the period. Neuberger Berman Socially Responsive, a growth-leaning strategy consisting mostly of U.S. large-cap stocks posted a 21.3% return. Because it has the largest allocation in the Fund, Neuberger Berman’s net positive impact was nearly the same as that of Parnassus Small Cap. Next in line was Ariel Small/Mid Cap Value, which gained 22.8%.
The biggest detractor from performance was Portfolio 21, a concentrated global stock strategy that lost 0.7% during the period. While Parnassus Equity-Income

December 31, 2010
Portfolio Commentary, continued
and ClearBridge ESG Large Cap Value both posted positive returns, 7.8% and 9.2%, respectively, they both lagged well behind the S&P 500 Index’s 13.4% return.

	Inception	12/31/10	Net contribution
Contributors to Since-Inception Performance	return	allocation	above benchmark

Neuberger Berman Socially Responsive	21.30%	12.60%	1.02%
Parnassus Small Cap	34.80%	5.00%	0.50%
Ariel Small/Mid Cap Value	22.80%	3.20%	0.08%

	Inception	12/31/10	Net contribution
Detractors from Since-Inception Performance	return	allocation	above benchmark

Portfolio 21	-0.70%	6.70%	-0.80%
Parnassus Equity-Income	7.80%	10.20%	-0.43%
ClearBridge ESG Large Cap Value	9.20%	11.00%	-0.31%

Moderate Portfolio
For the since-inception period from January 4, 2010 through December 31, 2010, the ESG Managers Moderate Portfolio had a total return of 7.50%, while its Blended Benchmark3 had a total return of 9.16%.
Among the Fund’s underlying strategies, the biggest contributors to and detractors from performance were the same as they were for the Growth Portfolio (see above). Additionally, however, with more assets devoted to fixed income investments, the relative underperformance of the Fund’s fixed-income managers also hurt it relative to its Blended Benchmark. With the exception of Pax World High Yield Bond, none of the Fund’s underlying bond managers beat the Barclays Capital U.S. Aggregate Bond Index for the period.

	Inception	12/31/10	Net contribution
Contributors to Since-Inception Performance	return	allocation	above benchmark

Neuberger Berman Socially Responsive	22.10%	9.10%	0.71%
Parnassus Small Cap	35.50%	2.20%	0.24%
Ariel Small/Mid Cap Value	23.60%	2.00%	0.05%

	Inception	12/31/10	Net contribution
Detractors from Since-Inception Performance	return	allocation	above benchmark

Portfolio 21	-2.30%	5.90%	-0.78%
Parnassus Equity-Income	10.00%	9.00%	-0.18%
ClearBridge ESG Large Cap Value	8.80%	8.90%	-0.16%

December 31, 2010
Portfolio Commentary, continued
Conservative Portfolio
For the since-inception period from January 4, 2010 through December 31, 2010, the ESG Managers Conservative Portfolio had a total return of 7.46%, versus its Blended Benchmark4, which had a total return of 8.44%.
As was the case with the other ESG Managers Portfolios, the most positive contributions to performance during the period came from Neuberger Berman Socially Responsive, Parnassus Small Cap, and Ariel Small/Mid Cap Value. But because the overall equity exposure in the Conservative Portfolio is targeted at only 35% of assets, the strong performance of the three equity strategies didn’t have as significant of an impact on overall performance.
Instead, the lagging performance from three of the Fund’s fixed-income managers kept the Fund below its benchmark for the period. With shorter durations and limited U.S. Treasury exposure, compared with the Barclays Capital U.S. Aggregate Bond Index, the Fund’s two largest bond positions, Everence Intermediate Bond and Community Capital Bond, trailed the index. The Pax World Real Return strategy, which is in the Fund to provide long-term inflation protection, also lagged the bond index for the period.

	Inception	12/31/10	Net contribution
Contributors to Since-Inception Performance	return	allocation	above benchmark

Neuberger Berman Socially Responsive	22.00%	5.90%	0.39%
Parnassus Small Cap	34.80%	2.30%	0.15%
Ariel Small/Mid Cap Value	23.20%	2.20%	0.03%

	Inception	12/31/10	Net contribution
Detractors from Since-Inception Performance	return	allocation	above benchmark

Portfolio 21	0.20%	4.90%	-0.43%
ClearBridge ESG Large Cap Value	8.70%	6.00%	-0.17%
Miller/Howard Equity Income	9.00%	3.60%	-0.13%

Looking ahead to 2011, we believe the outlook for equities is generally favorable as the economy continues its modest path to recovery. Among the positives, the jobs picture has stabilized somewhat and consumer confidence is growing. Corporate balance sheets are healthy, which could result in increased capital spending and M&A activity. Should interest rates rise later in the year, it would be another positive signal to equity markets that the recovery is sustainable.

December 31, 2010
Portfolio Commentary, continued
Headwinds clearly remain, though. Unemployment appears likely to back down only modestly. Housing remains weak. Corporate earnings could suffer from more difficult year-over-year comparisons, and the market appears to be more or less fully valued. The Morningstar measure of fair value in the U.S. stock market stood at 1.05 as the year began, indicating that the median stock covered by Morningstar equity analysts is 5% overvalued. We expect to maintain an overweight position to U.S. equities during 2011’s first quarter, a reflection of a stronger economic outlook for the U.S. than for Europe and Japan.
At the end of 2010, we began adding a new strategy to the Funds: Schroder Emerging Market Equity Fund (SEMNX). While the U.K.-based Schroder Investment Management North America, Ltd. has incorporated the impact of ESG issues into its securities analysis for some time, it has recently formalized its approach, making the fund appropriate for inclusion in the ESG Managers Portfolios. This position provides much-needed exposure to the world’s fastest growing economies via a manager committed to incorporating ESG issues into its stock selection.
Finally, it’s worth noting our belief that the Funds are well positioned for a rising interest-rate environment. We’re continuing to overweight high-yield bonds, which typically are not as sensitive to rate increases, but have the potential to continue their positive performance as the economy strengthens. Our high-yield strategy, Pax World High Yield Bond Fund, has historically plied the more conservative end of the high-yield market, which we believe is a plus in the slow-recovery environment. We believe the shorter-duration stance of our bond managers should also protect the Funds should rates rise, and our position in Treasury Inflation Protected Securities should help protect against a rise in inflation expectations.

[1]	The Blended Benchmark is composed of 60% S&P 500 Index, 35% MSCI EAFE (Net) Index and 5% Barclays Capital Aggregate Bond Index. Investors cannot invest directly in any index.

[2]	The Blended Benchmark is composed of 45% S&P 500 Index, 25% MSCI EAFE (Net) Index and 30% Barclays Capital Aggregate Bond Index. Investors cannot invest directly in any index.

[3]	The Blended Benchmark is composed of 33% S&P 500 Index, 17% MSCI EAFE (Net) Index and 50% Barclays Capital Aggregate Bond Index. Investors cannot invest directly in any index.

[4]	The Blended Benchmark is composed of 23% S&P 500 Index, 12% MSCI EAFE (Net) Index and 65% Barclays Capital Aggregate Bond Index. Investors cannot invest directly in any index.

December 31, 2010
Portfolio Commentary, continued
The portfolio commentary in this report provides insight in an effort to help you examine your fund. The views expressed therein are those of the portfolio construction advisors and are for the period covered by this report. Such commentary does not necessarily represent the views of the Board of Trustees of your fund. The views expressed herein are subject to change at any time based upon market and/or other conditions and Pax World Management LLC and the funds disclaim any responsibility to update such views. The commentaries should not be relied upon as investment advice.

December 31, 2010
Aggressive Growth Portfolio
Portfolio Highlights
Returns—Year ended December 31, 2010

		Total Return
			Since
Share class		3 months	Inception[1]

Class A2 (PAGAX)	NAV[3]	9.22%	9.96%
	POP	3.27%	3.94%
Institutional Class (PAGIX)		9.30%	10.33%
Class C4 (PAGCX)	NAV[3]	9.05%	9.16%
	CDSC	7.96%	8.07%

Blended Index[5,6,7,8,10]		8.71%	10.52%
Lipper Multi-Cap Core Funds Index[9,10]		11.40%	14.82%
Total returns have not been annualized. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

December 31, 2010
Aggressive Growth Portfolio, continued

[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 60% S&P 500 Index, 35% MSCI EAFE (Net) Index and 5% Barclays Capital U.S. Aggregate Bond Index.

[6]	The S&P 500 Index is an index of large capitalization common stocks.

[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of July 2010 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]	The Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Average. The Lipper Multi-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core Funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Core Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]	Unlike the Aggressive Growth Portfolio, the Blended Index and the Lipper Multi-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value

Cash & Equivalents	3.8%
U.S. Stocks	64.5%
Foreign Stocks	26.9%
U.S. Bonds	1.9%
Foreign Bonds	0.6%
Non-Affiliated Investment Companies & Exchange Traded Funds	2.3%

Total	100.0%

December 31, 2010
Aggressive Growth Portfolio, continued
Manager Allocation

Manager/Strategy	Percent of Net Assets

EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	14.8%
Miller/Howard Equity Income	6.5%
Parnassus Equity Income	16.5%
Neuberger Berman Socially Responsive Large Cap Blend	17.6%
Pax World Multi-Cap Equity	5.1%
Small/Mid-Cap
Ariel Small/Mid Cap Value	4.7%
Parnassus Small Cap	5.1%
International/World
Pax World International Equity	15.1%
Portfolio 21 World Stock	7.4%
Schroder Emerging Markets Equity	1.5%
Sector Specific
Pax World Global Green (Environmental Technologies)	3.1%

Total Equities	97.4%

FIXED INCOME
High Yield
Pax World High Yield Bond	2.7%

Total Fixed Income	2.7%
Other	-0.1%

Total	100.0%
Top Ten Holdings

Company	Percent of Net Assets

NIKE, Inc., Class B	0.5%
Scripps Networks Interactive, Class A	0.5%
Time Warner, Inc.	0.4%
Comcast Corp., Class A	0.4%
Time Warner Cable, Inc.	0.4%
News Corp., Class A	0.4%
SES SA	0.3%
DISH Network Corp., Class A	0.2%
McDonald’s Corp.	0.2%
CBS Corp., Class B	0.2%

Total	3.5%
Excludes Affiliated and Non-Affiliated Investment Companies.

December 31, 2010
Aggressive Growth Portfolio, continued
Sector Diversification

Sector	Percent of Market Value

Corporate Bonds	2.5%
Consumer Discretionary	8.7%
Consumer Staples	7.6%
Energy	9.0%
Financials	14.3%
Health Care	11.4%
Industrials	12.3%
Information Technology	15.5%
Materials	3.8%
Telecommunication Services	3.4%
Utilities	5.4%
Non-Affiliated Investment Companies & Exchange Traded Funds	2.3%
Cash & Equivalents	3.8%

Total	100.0%
May include companies representing multiple industries within a single “Sector”.

     December 31, 2010
Growth Portfolio
Portfolio Highlights
Returns—Year Ended December 31, 2010

		Total Return
			Since
Share class		3 months	Inception[1]

Class A2 (PGPAX)	NAV[3]	7.04%	9.79%
	POP	1.22%	3.77%
Institutional Class (PMIIX)		7.12%	9.93%
Class C4 (PWCCX)	NAV[3]	6.85%	8.93%
	CDSC	5.78%	7.84%

Blended Index5, 6, 7 8, 10		6.08%	9.88%
Lipper Mixed-Assets Target Allocation Growth Funds Index[9,10]		7.30%	11.11%
Total returns have not been annualized. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

December 31, 2010
Growth Portfolio, continued

[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which,if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 45% S&P 500 Index, 25% MSCI EAFE (Net) Index and 30% Barclays Capital U.S. Aggregate Bond Index.

[6]	The S&P 500 Index is an index of large capitalization common stocks.

[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of July 2010 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]	The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds Average. The Lipper Mixed-Asset Target Allocation Growth Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Growth Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]	Unlike the Growth Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Growth Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value

Cash & Equivalents	3.8%
U.S. Stocks	48.9%
Foreign Stocks	24.6%
U.S. Bonds	18.2%
Foreign Bonds	2.1%
Non-Affiliated Investment Companies & Exchange Traded Funds	2.4%

Total	100.0%

December 31, 2010
Growth Portfolio, continued
Manager Allocation

Manager/Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	11.0%
Miller/Howard Equity Income	5.7%
Parnassus Equity Income	10.2%
Neuberger Berman Socially Responsive Large Cap Blend	12.6%
Pax World Multi-Cap Equity	4.7%
Small/Mid-Cap
Ariel Small/Mid Cap Value	3.2%
Parnassus Small Cap	5.0%
International/World
Pax World International Equity	14.5%
Portfolio 21 World Stock	6.7%
Schroder Emerging Markets Equity	1.5%
Sector Specific
Pax World Global Green (Environmental Technologies)	2.5%

Total Equities	77.6%

FIXED INCOME
Investment Grade
Access Capital Investment Grade Fixed Income	2.9%
Community Capital Investment Grade Fixed Income	1.6%
Everence Investment Grade Fixed Income	5.4%
Inflation-Protected
Pax World Real Return	3.8%
High Yield
Pax World High Yield Bond	8.8%

Total Fixed Income	22.5%
Other	-0.1%

Total	100.0%
Top Ten Holdings—Equity

Company	Percent of Net Assets
Procter & Gamble Co., The	1.0%
Bank of New York Mellon Corp., The	0.9%
JPMorgan Chase & Co.	0.9%
Danaher Corp.	0.8%
Cisco Systems, Inc.	0.8%
Microsoft Corp.	0.7%
Praxair, Inc.	0.7%
Mastercard, Inc., Class A	0.7%
Charles Schwab Corp., The	0.6%
Teleflex, Inc.	0.6%

Total	7.7%
Excludes Affiliated and Non-Affiliated Investment Companies.

December 31, 2010
Growth Portfolio, continued
Top Ten Holdings—Fixed Income

Company	Percent of Net Assets
Ginnie Mae, 2.021%, 10/16/50	1.4%
Fannie Mae, 4.500%, 07/01/40	1.1%
Fannie Mae, 4.500%, 03/01/39	0.9%
United States Treasury Note (TIPS), 0.500%, 04/15/15	0.7%
United States Treasury Note (TIPS), 1.750%, 01/15/28	0.7%
U.S. Dept of Housing & Urban Development, 5.680%, 07/01/40	0.6%
United States Treasury Note (TIPS), 1.375%, 07/15/18	0.5%
United States Treasury Note (TIPS), 1.625%, 01/15/15	0.4%
Citigroup Funding, Inc, 1.875%, 10/22/12	0.4%
United States Treasury Note (TIPS), 2.375%, 01/15/25	0.4%

Total	7.1%
Excludes Affiliated and Non-Affiliated Investment Companies.
Sector Diversification

Sector	Percent of Market Value
Bonds	20.3%
Corporate: 11.1%, Agency/Gov’t Related: 2.0%, Municipal: 0.3%, Mortgage Backed: 3.0%. Treasury: 3.9%
Consumer Discretionary	7.0%
Consumer Staples	5.7%
Energy	7.5%
Financials	11.4%
Health Care	9.2%
Industrials	9.9%
Information Technology	12.5%
Materials	3.2%
Telecommunication Services	3.0%
Utilities	4.1%
Non-Affiliated Investment Companies & Exchange Traded Funds	2.4%
Cash & Equivalents	3.8%

Total	100.0%
May include companies representing multiple industries within a single “sector”.

December 31, 2010
Moderate Portfolio
Portfolio Highlights
Returns—Period ended December 31, 2010

		Total Return
			Since
Share class		3 months	Inception[1]
Class A2 (PMPAX)	NAV[3]	4.16%	7.50%
	POP	-1.57%	1.61%
Institutional Class (PWPIX)		4.25%	7.74%
Class C4 (PWPCX)	NAV[3]	4.00%	6.68%
	CDSC	2.96%	5.61%
Blended Index[5,6,7,8,10]		3.99%	9.16%
Lipper Mixed-Assets Target Allocation Moderate Funds Index[9,10]		5.61%	10.38%
Total returns have not been annualized. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

December 31, 2010
Moderate Portfolio, continued

[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 33% S&P 500 Index, 17% MSCI EAFE (Net) Index and 50% Barclays Capital U.S. Aggregate Bond Index.

[6]	The S&P 500 Index is an index of large capitalization common stocks.

[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of July 2010 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]	The Lipper Mixed-Asset Target Allocation Moderate Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Average. The Lipper Mixed-Asset Target Allocation Moderate Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Moderate Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]	Unlike the Moderate Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Moderate Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Moderate Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value
Cash & Equivalents	2.8%
U.S. Stocks	37.1%
Foreign Stocks	15.9%
U.S. Bonds	41.4%
Foreign Bonds	1.1%
Non-Affiliated Investment Companies & Exchange Traded Funds	1.7%

Total	100.0%

December 31, 2010
Moderate Portfolio, continued
Manager Allocation

Manager/Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	8.9%
Miller/Howard Equity Income	5.0%
Parnassus Equity Income	9.0%
Neuberger Berman Socially Responsive Large Cap Blend	9.1%
Pax World Multi-Cap Equity	3.0%
Small/Mid-Cap
Ariel Small/Mid Cap Value	2.0%
Parnassus Small Cap	2.2%
International/World
Pax World International Equity	7.6%
Portfolio 21 World Stock	5.9%
Schroder Emerging Markets Equity	1.3%
Sector Specific
Pax World Global Green (Environmental Technologies)	2.3%

Total Equities	56.3%

FIXED INCOME
Investment Grade
Access Capital Investment Grade Fixed Income	4.9%
Community Capital Investment Grade Fixed Income	5.5%
Everence Investment Grade Fixed Income	20.0%
Inflation-Protected
Pax World Real Return	8.9%
High Yield
Pax World High Yield Bond	4.5%

Total Fixed Income	43.8%
Other	-0.1%

Total	100.0%
Top Ten Holdings—Equity

Company	Percent of Net Assets
Procter & Gamble Co., The	0.8%
JPMorgan Chase & Co	0.7%
Bank of New York Mellon Corp., The	0.7%
Microsoft Corp.	0.6%
Danaher Corp.	0.6%
Praxair, Inc.	0.6%
Mastercard, Inc., Class A	0.6%
Cisco Systems, Inc.	0.6%
Charles Schwab Corp., The	0.5%
Johnson & Johnson	0.5%

Total	6.2%
Excludes Affiliated and Non-Affiliated Investment Companies.

December 31, 2010
Moderate Portfolio, continued
Top Ten Holdings—Fixed Income

Company	Percent of Net Assets
Fannie Mae, 4.500%, 07/01/40	2.2%
Ginnie Mae, 3.459%, 05/16/36	1.6%
Ginnie Mae, 4.500%, 08/20/40	1.6%
United States Treasury Note (TIPS), 0.500%, 04/15/15	1.5%
Kirkwood Community College Iowa, 2.500%, 06/01/17	1.5%
Citigroup Funding, Inc, 1.875%, 10/22/12	1.4%
Freddie Mac, 3.750%, 03/27/19	1.3%
Freddie Mac, 5.000%, 07/15/37	1.2%
Farmer Mac, 6.075%, 04/20/40	1.1%
United States Treasury Note (TIPS), 1.375%, 07/15/18	1.1%

Total	14.5%
Excludes Affiliated and Non-Affiliated Investment Companies.
Sector Diversification

Sector	Percent of Market Value
Bonds	42.5%
Corporate: 14.7%, Agency/Gov’t Related: 6.3%, Municipal: 2.5%, Mortgage Backed: 10.0%, Treasury: 9.0%
Consumer Discretionary	4.7%
Consumer Staples	4.2%
Energy	5.2%
Financials	8.2%
Health Care	6.6%
Industrials	7.3%
Information Technology	8.9%
Materials	2.4%
Telecommunication Services	2.1%
Utilities	3.4%
Non-Affiliated Investment Companies & Exchange Traded Funds	1.7%
Cash & Equivalents	2.8%

Total	100.0%
May include companies representing multiple industries within a single “Sector”.

December 31, 2010
Conservative Portfolio
Portfolio Highlights
Returns—Period ended December 31, 2010

		Total Return
			Since
Share Class		3 months	Inception[1]
Class A2 (PWMAX)	NAV[3]	2.86%	7.46%
	POP	-2.73%	1.57%
Institutional Class (PWMIX)		2.95%	7.68%
Class C4 (PWMCX)	NAV[3]	2.61%	6.54%
	CDSC	1.59%	5.48%
Blended Index[5,6,7,8,10]		2.40%	8.44%
Lipper Mixed-Assets Target Allocation Conservative Funds Index[9,10]		2.71%	9.11%
Total returns have not been annualized. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

[1]	The Fund’s inception date is January 4, 2010.

December 31, 2010
Conservative Portfolio, continued

[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

[5]	The Blended Index is composed of 23% S&P 500 Index, 12% MSCI EAFE (Net) Index and 65% Barclays Capital U.S. Aggregate Bond Index.

[6]	The S&P 500 Index is an index of large capitalization common stocks.

[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of July 2010 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

[8]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

[9]	The Lipper Mixed-Asset Target Allocation Conservative Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Average. The Lipper Mixed-Asset Target Allocation Conservative Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Conservative Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

[10]	Unlike the Conservative Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Conservative Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Conservative Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value
Cash & Equivalents	3.6%
U.S. Stocks	26.2%
Foreign Stocks	12.0%
U.S. Bonds	55.8%
Foreign Bonds	1.1%
Non-Affiliated Investment Companies & Exchange Traded Funds	1.3%

Total	100.0%

December 31, 2010
Conservative Portfolio, continued
Manager Allocation

Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	6.0%
Miller/Howard Equity Income	3.6%
Parnassus Equity Income	5.6%
Neuberger Berman Socially Responsive Large Cap Blend	5.9%
Pax World Multi-Cap Equity	2.1%
Small/Mid-Cap
Ariel Small/Mid Cap Value	2.2%
Parnassus Small Cap	2.3%
International/World
Pax World International Equity	5.7%
Portfolio 21 World Stock	4.9%
Schroder Emerging Markets Equity	1.0%
Sector Specific
Pax World Global Green (Environmental Technologies)	1.4%

Total Equities	40.7%

FIXED INCOME
Investment Grade
Community Capital Investment Grade Fixed Income	12.5%
Everence Investment Grade Fixed Income	30.3%
Inflation-Protected
Pax World Real Return	11.9%
High Yield
Pax World High Yield Bond	4.6%

Total Fixed Income	59.3%

Total	100.0%
Top Ten Holdings—Equity

Company	Percent of Net Assets
Procter & Gamble Co., The	0.5%
JPMorgan Chase & Co	0.5%
Bank of New York Mellon Corp., The	0.5%
Danaher Corp.	0.4%
Microsoft Corp.	0.4%
Praxair, Inc.	0.4%
Google, Inc., Class A	0.4%
International Business Machines Corp.	0.3%
Mastercard, Inc., Class A	0.3%
McCormick & Co., Inc.	0.3%

Total	4.0%
Excludes Affiliated and Non-Affiliated Investment Companies.

December 31, 2010
Conservative Portfolio, continued
Top Ten Holdings—Fixed Income

Company	Percent of Net Assets
Ginnie Mae, 4.500%, 11/20/40	4.9%
Ginnie Mae, 4.500%, 01/15/40	2.1%
Citigroup Funding, Inc, 1.875%, 10/22/12	2.1%
Freddie Mac, 3.750%, 03/27/19	1.9%
Freddie Mac, 5.000%, 07/15/37	1.8%
United States Treasury Note (TIPS), 1.375%, 07/15/18	1.8%
United States Treasury Note (TIPS), 1.625%, 01/15/15	1.7%
Ginnie Mae, 4.500%, 08/20/40	1.7%
Federal Home Loan Bank, 5.000%, 11/17/17	1.6%
Ginnie Mae, 4.175%, 01/16/38	1.5%

Total	21.1%
Excludes Affiliated and Non-Affiliated Investment Companies.
Sector Diversification

Sector	Percent of Market Value
Bonds	56.9%
Corporate: 20.3%, Agency/Gov’t Related: 9.5%, Mortgage Backed: 15.6%, Treasury: 11.5%
Consumer Discretionary	3.9%
Consumer Staples	2.9%
Energy	3.6%
Financials	5.8%
Health Care	4.6%
Industrials	5.2%
Information Technology	6.4%
Materials	1.8%
Telecommunication Services	1.5%
Utilities	2.5%
Non-Affiliated Investment Companies & Exchange Traded Funds	1.3%
Cash & Equivalents	3.6%

Total	100.0%
May include companies representing multiple industries within a single “Sector”.

December 31, 2010
Sustainable Investing
Senior Vice President for
Sustainable Investing
Julie Gorte, Ph.D.
Sustainability Update
The beginning of a new year is, in our world, a time to anticipate the start of a new proxy season and the opportunities it gives us to help improve the prospects of the companies in which we invest. This year marks the first year that public companies will be required to offer shareholders the opportunity to cast an advisory vote on their executive compensation plans, and to offer shareholders the choice of having such a vote every one, two or three years.
Corporate governance is a comprehensive measure, including hundreds of individual data points and criteria. While there is a great deal of variation in how different investors and rating agencies see governance, executive compensation is included in all of them. In fact, there is probably no single indicator of governance that is more important than executive compensation, and none that is more fundamentally broken. Despite increasingly frequent episodes of outrage over the size of executive compensation—most recently during the financial crisis—and increasingly specific regulation over what must be reported, it is difficult to point to any real progress in reining in excessive executive compensation over the past two decades. In part because of the financial crisis, and revelations that some of the most outlandish compensation was awarded to CEOs and other executives of some of the firms most responsible for the economic woes we have endured, the SEC last year required all companies to offer their shareholders the opportunity to provide an advisory vote on their executive compensation packages, and further stipulated that companies must do this at least every three years. Companies can choose whether to do this annually, or less frequently.
We are now on the threshold of seeing those advisory votes on company proxies. Since the regulation was finalized, we have seen nine executive compensation plans on company proxies, and we are about to see them for most, if not all, U.S. companies in our portfolios, most of them during proxy season (roughly March through June). We have voted against two-thirds of them, and we anticipate a great many more votes against compensation packages as the proxy season heats up. We have voted in favor of every

December 31, 2010
Sustainability Report, continued
resolution proposing an annual vote, and against all those proposing less frequent reporting.
Executive compensation is one of the most effective ways that the incentives of corporate management can be aligned with those of shareholders. Compensation packages with vague or sparse ties to financial performance are common, and we now have a new tool to use to let companies know how we feel about it. If all shareholders did this, reform might indeed happen. It took a lot of momentum to get to this point, and Pax World was one of the investors that helped create and sustain that momentum: we sent comments to the SEC on its proposed rule on executive compensation; we filed several “Say on Pay” resolutions; and we communicated our strong support for the advisory vote to the drafters of the Dodd-Frank Wall Street Reform and Consumer Protection Act, which made such votes mandatory for the first time. Driving wedges into the largely opaque and cloistered system of lavish executive compensation hasn’t been easy, and progress hasn’t been fast. But we’ve struck pay dirt, and we will continue to dig.
In a much less well-publicized rulemaking last year, the SEC also began for the first time to require boards to report on their diversity, and again, Pax World was one of the enterprises that supported this new rule when the SEC proposed it. Pax World has been co-leading a global engagement on board diversity under the auspices of the United Nations Principles for Responsible Investment for nearly a year, and we have conducted a thorough review of the academic literature linking women’s empowerment with financial performance. What we know from this experience is that diverse boards are more likely to do a better job of overseeing and managing corporate governance than homogeneous ones—in the United States, that means all-white, all-male boards—and that those differences actually matter in financial measures like earnings quality and more conservative earnings reporting. We are working hard to create investor momentum in favor of more diverse boards. If most investors voted as we do at Pax World—withholding votes from every board slate that includes no women—we could make real progress in the dismal statistics on board diversity, and very likely in the quality of corporate governance. We will be launching new initiatives to encourage other investors to vote as we do.

December 31, 2010
Sustainability Report, continued
On both issues—executive compensation and board diversity—we have been part of what Margaret Mead called a small group of committed individuals, which she maintained was the only thing that has ever changed the world. As a small firm dedicated to sustainable investing, we are always aware that progress on all measures of sustainability is needed, and that even a large investor working alone probably won’t get very far. But working with others, and leading where we can, we have shown that progress is not just possible, it’s underway.

December 31, 2010
Shareholder Expense Examples
Examples As a shareholder of the ESG ManagersTM Aggressive Growth, Growth, Moderate or Conservative Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and compare these costs with the ongoing costs of investing in other mutual funds. For more information, see the prospectus or talk to your financial adviser.
The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on July 1, 2010 and ending on December 31, 2010.
Please note that Individual Retirement Account (IRA), Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA, and 403(b)(7) accounts are charged an annual custodial fee of $12. If you are invested in one of these account types, you should add an additional $6 to the estimated expenses paid during the period.
Actual Expenses For each Fund, the first table on the next page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. For the Fund, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes For each Fund, the second table on the following page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

December 31, 2010
Shareholder Expense Examples, continued
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized
	Account Value	Account Value	Expense	Expenses Paid
Based on Actual Fund Return	(7/1/10)	(12/31/10)	Ratio	During Period[1]

Aggressive Growth — Class A	$1,000.00	$1,213.10	1.23%	$6.86
Aggressive Growth — Institutional	1,000.00	1,215.00	0.98%	5.47
Aggressive Growth — Class C	1,000.00	1,208.90	1.98%	11.02

Growth — Class A	1,000.00	1,164.20	1.08%	5.89
Growth — Institutional	1,000.00	1,165.10	0.83%	4.53
Growth — Class C	1,000.00	1,160.00	1.83%	9.96

Moderate — Class A	1,000.00	1,108.70	1.10%	5.85
Moderate — Institutional	1,000.00	1,109.70	0.85%	4.52
Moderate — Class C	1,000.00	1,103.90	1.85%	9.81

Conservative — Class A	1,000.00	1,083.00	1.10%	5.78
Conservative — Institutional	1,000.00	1,083.90	0.85%	4.46
Conservative — Class C	1,000.00	1,078.50	1.85%	9.69

[1]	Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period beginning on July 1, 2010 and ending on December 31, 2010).

	Beginning	Ending	Annualized
Based on Hypothetical 5% Return	Account Value	Account Value	Expense	Expenses Paid
(before expenses)	(7/1/10)	(12/31/10)	Ratio	During Period[1]

Aggressive Growth — Class A	$1,000.00	$1,019.00	1.23%	$6.26
Aggressive Growth - Institutional	1,000.00	1,020.27	0.98%	4.99
Aggressive Growth — Class C	1,000.00	1,015.22	1.98%	10.06

Growth — Class A	1,000.00	1,019.76	1.08%	5.50
Growth — Institutional	1,000.00	1,021.02	0.83%	4.23
Growth — Class C	1,000.00	1,015.98	1.83%	9.30

Moderate — Class A	1,000.00	1,019.66	1.10%	5.60
Moderate — Institutional	1,000.00	1,020.92	0.85%	4.33
Moderate — Class C	1,000.00	1,015.88	1.85%	9.40

Conservative — Class A	1,000.00	1,019.66	1.10%	5.60
Conservative — Institutional	1,000.00	1,020.92	0.85%	4.33
Conservative — Class C	1,000.00	1,015.88	1.85%	9.40

[1]	Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period beginning on July 1, 2010 and ending on December 31, 2010).

December 31, 2010
Schedule of Investments
ESG ManagersTM Aggressive Growth Portfolio

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCK: 75.6%

Consumer Discretionary: 7.4%
Arbitron, Inc.	220	$9,134
Best Buy Co., Inc.	22	754
BorgWarner, Inc. (a)	26	1,881
CBS Corp., Class B	510	9,716
Cinemark Holdings, Inc.	178	3,069
Comcast Corp, Class A	949	19,749
Darden Restaurants, Inc.	19	882
DeVry, Inc.	160	7,677
DISH Network Corp., Class A (a)	586	11,521
DR Horton, Inc.	70	835
Expedia, Inc.	49	1,229
Gannett Co, Inc.	625	9,431
Hennes & Mauritz AB, B Shares	16	533
Home Depot, Inc.	270	9,466
International Game Technology	430	7,607
Interpublic Group of Cos., Inc. (a)	730	7,753
J. Crew Group, Inc. (a)	85	3,667
Johnson Controls, Inc.	183	6,991
KB Home	550	7,420
Lowe’s Cos., Inc.	69	1,731
Macy’s, Inc.	13	329
McDonald’s Corp.	148	11,360
Meredith Corp.	130	4,505
Mohawk Industries, Inc. (a)	130	7,379
Newell Rubbermaid, Inc.	325	5,909
News Corp., Class A	1,337	19,467
NIKE, Inc., Class B	295	25,199
Nordstrom, Inc.	140	5,933
Pulte Group, Inc. (a)	825	6,204
Reed Elsevier PLC	1,100	9,292
Royal Caribbean Cruises, Ltd. (a)	190	8,930
Scripps Networks Interactive, Class A	441	22,822
SES SA	516	12,287
Sotheby’s	60	2,700
Stanley Black & Decker, Inc.	122	8,158
Staples, Inc.	350	7,970
Target Corp.	139	8,358
Tiffany & Co.	110	6,850
Time Warner Cable, Inc.	297	19,611
Time Warner, Inc.	635	20,427
Toll Brothers, Inc. (a)	360	6,839
Washington Post Co., The, Class B	10	4,394

		345,969

Consumer Staples: 6.5%
Coca-Cola Co., The	159	10,457
Constellation Brands, Inc. (a)	100	2,215

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCK, continued

Consumer Staples, continued
Corn Products International, Inc.	79	$3,634
Costco Wholesale Corp.	235	16,969
CVS Caremark Corp.	430	14,951
Energizer Holdings, Inc. (a)	60	4,374
General Mills, Inc.	8	285
Hansen Natural Corp. (a)	39	2,039
HJ Heinz Co.	119	5,886
JM Smucker Co., The	452	29,674
Kellogg Co.	114	5,823
Kimberly-Clark Corp.	289	18,219
Kraft Foods, Inc., Class A	135	4,254
McCormick & Co., Inc.	897	41,737
Nash Finch Co.	45	1,913
Natura Cosmeticos SA	21	603
PepsiCo, Inc.	213	13,915
Procter & Gamble Co., The	988	63,558
Safeway, Inc.	286	6,432
Sysco Corp.	966	28,400
Unilever PLC, ADR	204	6,300
United Natural Foods, Inc. (a)	350	12,838
WD-40 Co.	235	9,466

		303,942

Energy: 7.4%
Apache Corp.	73	8,704
Baker Hughes, Inc.	93	5,317
BG Group PLC, ADR	340	34,680
Cimarex Energy Co.	145	12,837
ConocoPhillips	375	25,538
El Paso Corp.	1,311	18,039
Enerplus Corp.	407	12,552
Ensco PLC , ADR	110	5,872
EQT Corp.	104	4,663
Kinder Morgan Management LLC, LP	321	21,469
Newfield Exploration Co. (a)	455	32,810
Noble Corp.	407	14,558
Noble Energy, Inc.	193	16,613
Petroleo Brasileiro SA, ADR	182	6,887
Quicksilver Resources, Inc. (a)	526	7,753
Range Resources Corp.	6	270
Royal Dutch Shell PLC, ADR	304	20,301
Sasol Ltd., ADR	24	1,249
Seadrill, Ltd.	230	7,802
SM Energy Co.	75	4,420
Southern Union Co.	348	8,376
Spectra Energy Corp.	753	18,817
Statoil ASA, ADR	514	12,218

SEE NOTES TO FINANCIAL STATEMENTS	34

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Aggressive Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCK, continued

Energy, continued
Suncor Energy, Inc.	363	$13,899
W&T Offshore, Inc.	1,050	18,764
Weatherford International, Ltd. (a)	488	11,126

		345,534

Financials: 11.5%
Aflac, Inc.	240	13,543
American Express Co.	286	12,275
Banco Bradesco SA, ADR	600	12,174
Bank of America Corp.	1,070	14,274
Bank of Montreal	74	4,260
Bank of New York Mellon Corp., The	2,084	62,937
BlackRock, Inc.	126	24,013
CB Richard Ellis Group, Inc., Class A (a)	330	6,758
Charles Schwab Corp., The	2,492	42,638
China Life Insurance Co. Ltd., ADR	28	1,713
Chubb Corp.	118	7,038
Cincinnati Financial Corp.	206	6,528
City National Corp.	60	3,682
Digital Realty Trust, Inc., REIT	136	7,009
Glacier Bancorp, Inc.	200	3,022
Goldman Sachs Group, Inc., The	11	1,850
HCC Insurance Holdings, Inc.	150	4,341
HCP, Inc., REIT	262	9,639
Hospitality Properties Trust, REIT	32	737
Hudson City Bancorp., Inc.	755	9,619
Janus Capital Group, Inc.	630	8,171
Jones Lang LaSalle, Inc.	95	7,972
JPMorgan Chase & Co.	1,442	61,170
Lazard, Ltd., LP, Class A	215	8,490
Loews Corp.	248	9,650
Markel Corp. (a)	43	16,260
Marsh & McLennan Cos., Inc.	405	11,073
Morgan Stanley	315	8,571
NYSE Euronext	250	7,495
optionsXpress Holdings, Inc.	128	2,006
Potlatch Corp., REIT	300	9,765
PrivateBancorp, Inc.	150	2,157
Progressive Corp., The	1,570	31,196
Royal Bank of Canada	300	15,708
Royal Bank of Canada (Canadian)	150	7,893
SEI Investment Co.	170	4,044
State Street Corp.	199	9,222
T Rowe Price Group, Inc.	25	1,614
Tower Group, Inc.	220	5,628

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCK, continued

Financials, continued
Travelers Cos., Inc., The	183	$10,195
Unibail-Rodamco SE, REIT	75	14,849
Wells Fargo & Co.	1,036	32,105
Willis Group Holdings PLC	52	1,800

		535,084

Health Care: 9.8%
Abbott Laboratories	194	9,295
Amgen, Inc. (a)	48	2,635
Analogic Corp.	40	1,980
Baxter International, Inc.	325	16,452
Beckman Coulter, Inc.	55	4,138
Becton, Dickinson & Co.	385	32,540
Bio-Rad Laboratories, Inc., Class A (a)	100	10,385
Bristol-Myers Squibb Co.	186	4,925
Covidien PLC	570	26,026
Cyberonics, Inc. (a)	225	6,980
Eli Lilly & Co.	162	5,676
Furiex Pharmaceutical, Inc. (a)	185	2,673
Gen-Probe, Inc. (a)	375	21,881
Gilead Sciences, Inc. (a)	225	8,154
GlaxoSmithKline PLC, ADR	147	5,765
Hospira, Inc. (a)	580	32,300
Johnson & Johnson	485	29,997
LHC Group, Inc. (a)	285	8,550
Medtronic, Inc.	1,000	37,090
Merck & Co., Inc.	466	16,795
Mylan, Inc. (a)	185	3,909
Novartis AG	200	11,773
Novartis AG, ADR	203	11,967
Novo Nordisk A/S, ADR	149	16,773
Pfizer, Inc.	760	13,308
Roche Holding AG	98	14,366
Roche Holding AG, ADR	602	22,063
Sirona Dental Systems, Inc. (a)	20	836
St. Jude Medical, Inc. (a)	17	727
Teleflex, Inc.	720	38,743
Teva Pharmaceutical Industries, Ltd., ADR	354	18,454
Thermo Fisher Scientific, Inc. (a)	11	609
Valeant Pharmaceuticals International	334	9,449
VCA Antech, Inc. (a)	260	6,055
WellPoint, Inc. (a)	113	6,426

		459,695

35	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Aggressive Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCK, continued

Industrials: 9.3%
3M Co.	302	$26,063
Administaff, Inc.	240	7,032
Brady Corp., Class A	190	6,196
Brink’s Co., The.	225	6,048
Canadian National Railway Co.	221	14,690
Cia de Concessoes Rodoviarias	43	1,215
Cooper Industries PLC	285	16,613
Cummins, Inc.	82	9,021
Danaher Corp.	1,114	52,547
Deere & Co.	233	19,351
Diana Shipping, Inc. (a)	137	1,647
Dun & Bradstreet Corp.	80	6,567
East Japan Railway Co.	200	12,978
Emerson Electric Co.	362	20,696
Empresas ICA SAB de CV, ADR (a)	191	1,948
Expeditors International of Washington, Inc.	66	3,604
General Electric Co.	809	14,797
Graco, Inc.	60	2,367
Herman Miller, Inc.	980	24,794
Honeywell International, Inc.	293	15,576
ICF International, Inc. (a)	435	11,188
IDEX Corp.	355	13,888
Illinois Tool Works, Inc.	180	9,612
Ingersoll-Rand PLC	68	3,202
Interface, Inc., Class A	395	6,182
Iron Mountain, Inc.	277	6,928
Nordson Corp.	44	4,043
Pentair, Inc.	300	10,953
RR Donnelley & Sons, Co.	490	8,560
Siemens AG	100	12,386
Simpson Manufacturing Co., Inc.	80	2,472
SKF AB	650	18,548
Vestas Wind Systems A/S (a)	250	7,917
Waste Management, Inc.	1,050	38,714
WW Grainger, Inc.	120	16,573

		434,916

Information Technology: 14.5%
Accenture PLC., Class A	425	20,608
Altera Corp.	727	25,867
Anixter International, Inc.	480	28,670
BMC Software, Inc. (a)	38	1,791
Brocade Communications Systems, Inc. (a)	1,900	10,051
Canon, Inc.	300	15,410
Ceragon Networks, Ltd. (a)	675	8,897

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCK, continued

Information Technology, continued
Ciena Corp. (a)	350	$7,368
Cisco Systems, Inc. (a)	1,804	36,495
Citrix Systems, Inc. (a)	41	2,805
Clicksoftware Technologies, Ltd. (a)	625	4,813
Cognex Corp.	80	2,354
Cymer, Inc. (a)	105	4,732
Electronics for Imaging, Inc. (a)	475	6,797
EMC Corp. (a)	406	9,297
Fair Isaac Corp.	165	3,856
Finisar Corp. (a)	225	6,680
Google, Inc., Class A (a)	61	36,232
Harmonic, Inc. (a)	380	3,257
Hewlett-Packard Co.	775	32,628
Intel Corp.	1,043	21,934
International Business Machines Corp.	218	31,994
Intuit, Inc. (a)	390	19,227
Jack Henry & Associates, Inc.	115	3,352
Mastercard, Inc., Class A	210	47,063
Maxim Integrated Products, Inc.	333	7,865
Mentor Graphics Corp. (a)	500	6,000
Microchip Technology, Inc.	235	8,039
Microsoft Corp.	1,849	51,624
Motorola Solutions, Inc. (a)	111	4,224
National Instruments Corp.	653	24,579
Oclaro, Inc. (a)	80	1,052
Oracle Corp.	36	1,127
Paychex, Inc.	750	23,183
QUALCOMM, Inc.	749	37,068
Riverbed Technology, Inc. (a)	120	4,220
Sourcefire, Inc. (a)	71	1,841
SunPower Corp., Class A (a)	450	5,774
Taiwan Semiconductor, ADR	702	8,803
Tellabs, Inc.	825	5,594
Teradata Corp. (a)	10	412
Texas Instruments, Inc.	1,148	37,310
VeriSign, Inc.	470	15,354
Websense, Inc. (a)	445	9,010
Yahoo!, Inc. (a)	1,901	31,613

		676,870

Materials: 2.6%
Air Products & Chemicals, Inc.	157	14,279
Compass Minerals International	30	2,678
Crown Holdings, Inc. (a)	214	7,143
Ecolab, Inc.	300	15,126
Novozymes A/S, ADR	57	7,964

SEE NOTES TO FINANCIAL STATEMENTS	36

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Aggressive Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCK, continued

Materials, continued
Nucor Corp.	341	$14,943
Praxair, Inc.	425	40,575
Rio Tinto PLC, ADR	57	4,085
Svenska Cellulosa AB, B Shares	650	10,263
Syngenta AG, ADR	53	3,115
Vale SA, ADR	26	899

		121,070

Telecommunication Services: 2.2%
America Movil SAB de CV, Series L, ADR	98	5,619
American Tower Corp., Class A (a)	118	6,094
AT&T, Inc.	589	17,305
BCE, Inc.	93	3,298
CenturyLink, Inc.	364	16,806
Portugal Telecom SGPS SA	93	1,062
Tele Norte Leste Participacoes SA, ADR	289	4,248
Telefonica SA	400	9,132
Telefonica SA, ADR	111	7,595
Verizon Communications, Inc.	317	11,342
Vodafone Group PLC, ADR	375	9,911
Windstream Corp.	534	7,443

		99,855

Utilities: 4.4%
AGL Resources, Inc.	290	10,397
American Water Works Co., Inc.	473	11,962
Black Hills Corp.	225	6,750
Energen Corp.	755	36,436
Iberdrola Renovables SA	3,000	10,662
MDU Resources Group, Inc.	1,100	22,297
National Grid PLC	1,000	8,643
National Grid PLC, ADR	172	7,633
NiSource, Inc.	578	10,184
Northeast Utilities	181	5,770
Northwest Natural Gas Co.	165	7,668
Oneok, Inc.	294	16,308
Pepco Holdings, Inc.	245	4,471
Portland General Electric Co.	700	15,190
Questar Corp.	620	10,794
Red Electrica Corp. SA	150	7,072
Sempra Energy	239	12,544
Veolia Environnement, ADR	12	352

		205,133

Total Common Stocks (Cost $3,142,553)		3,528,068

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

AFFILIATED INVESTMENT COMPANIES: 20.8%
Pax World Global Green Fund (b)	15,204	$146,565
Pax World High Yield Bond Fund (b)	16,284	125,713
Pax World International Fund (b)	76,883	701,169

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $904,803)		973,447

NON-AFFILIATED INVESTMENT COMPANIES: 1.5%
Schroder Emerging Markets Equity Fund (c)	5,157	71,739

TOTAL N0N-AFFILIATED INVESTMENT COMPANIES (Cost $71,481)		71,739

TOTAL INVESTMENTS: 97.9% (Cost $4,118,837)		4,573,254

OTHER ASSETS AND LIABILITIES—(Net): 2.1%		97,671

Net Assets: 100.0%		$4,670,925

(a)	Non income producing security

(b)	Institutional Class shares

(c)	Investor Class shares

ADR	American Depository Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust

37	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Growth Portfolio

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS: 57.2%

Consumer Discretionary: 5.6%
Arbitron, Inc.	390	$16,193
Best Buy Co., Inc.	37	1,269
BorgWarner, Inc. (a)	44	3,184
CBS Corp., Class B	605	11,525
Cinemark Holdings, Inc.	281	4,844
Comcast Corp, Class A	1,211	25,201
Darden Restaurants, Inc.	32	1,486
DeVry, Inc.	205	9,836
DISH Network Corp., Class A (a)	805	15,826
DR Horton, Inc.	185	2,207
Expedia, Inc.	82	2,057
Gannett Co, Inc.	715	10,789
Hennes & Mauritz AB, B Shares	27	899
Home Depot, Inc.	360	12,622
International Game Technology	490	8,668
Interpublic Group of Cos., Inc. (a)	835	8,868
J. Crew Group, Inc. (a)	175	7,550
Johnson Controls, Inc.	231	8,824
KB Home	900	12,141
Lowe’s Cos., Inc.	114	2,859
Macy’s, Inc.	23	582
McDonald’s Corp.	208	15,966
Meredith Corp.	150	5,198
Mohawk Industries, Inc. (a)	150	8,514
Newell Rubbermaid, Inc.	385	6,999
News Corp., Class A	1,762	25,655
NIKE, Inc., Class B	390	33,314
Nordstrom, Inc.	160	6,781
Pulte Group, Inc. (a)	1,400	10,528
Reed Elsevier PLC	2,000	16,894
Royal Caribbean Cruises, Ltd. (a)	230	10,810
Scripps Networks Interactive, Class A	572	29,601
SES SA	663	15,788
Sotheby’s	65	2,925
Stanley Black & Decker, Inc.	142	9,496
Staples, Inc.	575	13,093
Target Corp.	182	10,944
Tiffany & Co.	110	6,850
Time Warner Cable, Inc.	393	25,950
Time Warner, Inc.	835	26,862
Toll Brothers, Inc. (a)	630	11,969
Washington Post Co., The, Class B	10	4,394

		465,961

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Consumer Staples: 4.5%
Coca-Cola Co., The	204	$13,417
Constellation Brands, Inc. (a)	120	2,658
Corn Products International, Inc.	132	6,072
Costco Wholesale Corp.	309	22,313
CVS Caremark Corp.	529	18,393
Energizer Holdings, Inc. (a)	70	5,103
General Mills, Inc.	13	463
Hansen Natural Corp. (a)	66	3,450
HJ Heinz Co.	181	8,952
JM Smucker Co., The	546	35,845
Kellogg Co.	143	7,304
Kimberly-Clark Corp.	377	23,766
Kraft Foods, Inc., Class A	224	7,058
McCormick & Co., Inc.	1,026	47,740
Nash Finch Co.	75	3,188
Natura Cosmeticos SA	35	1,006
PepsiCo, Inc.	292	19,076
Procter & Gamble Co., The	1,228	78,997
Safeway, Inc.	360	8,096
Sysco Corp.	1,112	32,693
Unilever PLC, ADR	269	8,307
United Natural Foods, Inc. (a)	350	12,839
WD-40 Co.	240	9,668

		376,404

Energy: 5.8%
Apache Corp.	85	10,135
Baker Hughes, Inc.	156	8,919
BG Group PLC, ADR	444	45,288
Cimarex Energy Co.	195	17,263
ConocoPhillips	513	34,935
El Paso Corp.	1,730	23,805
Enerplus Corp.	634	19,553
Ensco PLC , ADR	184	9,822
EQT Corp.	173	7,757
Kinder Morgan Management LLC, LP	503	33,641
Newfield Exploration Co. (a)	578	41,680
Noble Corp.	582	20,818
Noble Energy, Inc.	243	20,917
Petroleo Brasileiro SA, ADR	239	9,044
Quicksilver Resources, Inc. (a)	853	12,573
Range Resources Corp.	11	495
Royal Dutch Shell PLC, ADR	395	26,378
Sasol Ltd., ADR	39	2,030
Seadrill, Ltd.	359	12,177
SM Energy Co.	135	7,956
Southern Union Co.	543	13,070

SEE NOTES TO FINANCIAL STATEMENTS	38

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Energy, continued
Spectra Energy Corp.	945	$23,616
Statoil ASA, ADR	816	19,396
Suncor Energy, Inc.	499	19,107
W&T Offshore, Inc.	1,475	26,358
Weatherford International, Ltd. (a)	630	14,363

		481,096

Financials: 8.4%
Aflac, Inc.	265	14,954
American Express Co.	398	17,082
Banco Bradesco SA, ADR	1,200	24,348
Bank of America Corp.	1,396	18,623
Bank of Montreal	110	6,333
Bank of New York Mellon Corp., The	2,540	76,708
BlackRock, Inc.	167	31,827
CB Richard Ellis Group, Inc., Class A (a)	375	7,680
Charles Schwab Corp., The	3,125	53,469
China Life Insurance Co. Ltd., ADR	48	2,936
Chubb Corp.	155	9,244
Cincinnati Financial Corp.	322	10,204
City National Corp.	75	4,602
Digital Realty Trust, Inc., REIT	213	10,978
Glacier Bancorp, Inc.	330	4,986
Goldman Sachs Group, Inc., The	19	3,195
HCC Insurance Holdings, Inc.	170	4,920
HCP, Inc., REIT	408	15,010
Hospitality Properties Trust, REIT	53	1,221
Hudson City Bancorp., Inc.	875	11,148
Janus Capital Group, Inc.	720	9,338
Jones Lang LaSalle, Inc.	110	9,231
JPMorgan Chase & Co.	1,720	72,962
Lazard, Ltd., LP, Class A	255	10,070
Loews Corp.	328	12,762
Markel Corp. (a)	51	19,285
Marsh & McLennan Cos., Inc.	501	13,697
Morgan Stanley	411	11,183
NYSE Euronext	389	11,662
optionsXpress Holdings, Inc.	212	3,322
Potlatch Corp., REIT	450	14,648
PrivateBancorp, Inc.	175	2,517
Progressive Corp., The	1,980	39,343
Royal Bank of Canada	335	17,541
Royal Bank of Canada (Canadian)	200	10,524
SEI Investment Co.	300	7,137

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Financials, continued
State Street Corp.	281	$13,022
T Rowe Price Group, Inc.	42	2,711
Tower Group, Inc.	400	10,232
Travelers Cos., Inc., The	242	13,482
Unibail-Rodamco SE, REIT	75	14,850
Wells Fargo & Co.	1,304	40,410
Willis Group Holdings PLC	87	3,012

		692,409

Health Care: 7.6%
Abbott Laboratories	304	14,565
Amgen, Inc. (a)	81	4,447
Analogic Corp.	60	2,971
Baxter International, Inc.	450	22,779
Beckman Coulter, Inc.	65	4,890
Becton, Dickinson & Co.	535	45,218
Bio-Rad Laboratories, Inc., Class A (a)	135	14,020
Bristol-Myers Squibb Co.	294	7,785
Covidien PLC	741	33,834
Cyberonics, Inc. (a)	375	11,633
Eli Lilly & Co.	245	8,585
Furiex Pharmaceutical, Inc. (a)	315	4,552
Gen-Probe, Inc. (a)	470	27,425
Gilead Sciences, Inc. (a)	285	10,328
GlaxoSmithKline PLC, ADR	233	9,138
Hospira, Inc. (a)	726	40,431
Johnson & Johnson	689	42,615
LHC Group, Inc. (a)	475	14,250
Medtronic, Inc.	1,050	38,945
Merck & Co., Inc.	674	24,291
Mylan, Inc. (a)	309	6,529
Novartis AG	400	23,546
Novartis AG, ADR	269	15,858
Novo Nordisk A/S, ADR	184	20,713
Pfizer, Inc.	1,060	18,561
Roche Holding AG	173	25,361
Roche Holding AG, ADR	767	28,111
Sirona Dental Systems, Inc. (a)	25	1,045
St. Jude Medical, Inc. (a)	27	1,154
Teleflex, Inc.	925	49,774
Teva Pharmaceutical Industries, Ltd., ADR	449	23,406
Thermo Fisher Scientific, Inc. (a)	18	996
Valeant Pharmaceuticals International	461	13,041
VCA Antech, Inc. (a)	460	10,712

39	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Health Care, continued
WellPoint, Inc. (a)	148	$8,414

		629,923

Industrials: 7.0%
3M Co.	405	34,952
Administaff, Inc.	415	12,160
Brady Corp., Class A	215	7,011
Brink’s Co., The.	270	7,258
Canadian National Railway Co.	279	18,545
Cia de Concessoes Rodoviarias	72	2,034
Cooper Industries PLC	315	18,361
Cummins, Inc.	138	15,181
Danaher Corp.	1,408	66,415
Deere & Co.	326	27,074
Diana Shipping, Inc. (a)	228	2,741
Dun & Bradstreet Corp.	93	7,634
East Japan Railway Co.	200	12,978
Emerson Electric Co.	504	28,814
Empresas ICA SAB de CV, ADR (a)	319	3,254
Expeditors International of Washington, Inc.	111	6,061
General Electric Co.	1,087	19,881
Graco, Inc.	105	4,142
Herman Miller, Inc.	1,243	31,448
Honeywell International, Inc.	381	20,254
ICF International, Inc. (a)	529	13,606
IDEX Corp.	405	15,844
Illinois Tool Works, Inc.	234	12,496
Ingersoll-Rand PLC	113	5,321
Interface, Inc., Class A	450	7,043
Iron Mountain, Inc.	325	8,128
Nordson Corp.	75	6,891
Pentair, Inc.	325	11,866
RR Donnelley & Sons, Co.	764	13,347
Siemens AG	125	15,484
Simpson Manufacturing Co., Inc.	165	5,100
SKF AB	900	25,683
TNT NV	800	21,157
Vestas Wind Systems A/S (a)	300	9,501
Waste Management, Inc.	1,150	42,400
WW Grainger, Inc.	155	21,406

		581,471

Information Technology: 11.3%
Accenture PLC., Class A	500	24,245
Altera Corp.	945	33,623
Anixter International, Inc.	595	35,539
BMC Software, Inc. (a)	63	2,970

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Information Technology, continued
Brocade Communications Systems, Inc. (a)	3,300	$17,457
Canon, Inc.	600	30,819
Ceragon Networks, Ltd. (a)	1,200	15,816
Ciena Corp. (a)	675	14,209
Cisco Systems, Inc. (a)	3,073	62,167
Citrix Systems, Inc. (a)	68	4,652
Clicksoftware Technologies, Ltd. (a)	1,075	8,278
Cognex Corp.	150	4,413
Cymer, Inc. (a)	190	8,563
eBay, Inc. (a)	650	18,090
Electronics for Imaging, Inc. (a)	850	12,164
EMC Corp. (a)	678	15,526
Fair Isaac Corp.	215	5,025
Finisar Corp. (a)	400	11,876
Google, Inc., Class A (a)	73	43,360
Harmonic, Inc. (a)	600	5,142
Hewlett-Packard Co.	896	37,722
Intel Corp.	1,557	32,744
International Business Machines Corp.	244	35,809
Intuit, Inc. (a)	541	26,671
Jack Henry & Associates, Inc.	225	6,559
Mastercard, Inc., Class A	249	55,803
Maxim Integrated Products, Inc.	520	12,282
Mentor Graphics Corp. (a)	850	10,200
Microchip Technology, Inc.	367	12,555
Microsoft Corp.	2,195	61,284
Motorola Solutions, Inc. (a)	150	5,708
National Instruments Corp.	849	31,956
Oclaro, Inc. (a)	175	2,301
Oracle Corp.	61	1,909
Paychex, Inc.	850	26,274
QUALCOMM, Inc.	913	45,184
Riverbed Technology, Inc. (a)	200	7,034
Sourcefire, Inc. (a)	90	2,334
SunPower Corp., Class A (a)	600	7,698
Taiwan Semiconductor, ADR	1,102	13,819
Tellabs, Inc.	1,275	8,645
Teradata Corp. (a)	17	700
Texas Instruments, Inc.	1,450	47,125
VeriSign, Inc.	540	17,642
Websense, Inc. (a)	750	15,187
Yahoo!, Inc. (a)	2,438	40,543

		939,622

SEE NOTES TO FINANCIAL STATEMENTS	40

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Materials: 2.0%
Air Products & Chemicals, Inc.	208	$18,918
Compass Minerals International	35	3,124
Crown Holdings, Inc. (a)	278	9,280
Ecolab, Inc.	350	17,647
Novozymes A/S, ADR	66	9,222
Nucor Corp.	470	20,595
Praxair, Inc.	588	56,136
Rio Tinto PLC, ADR	96	6,879
Svenska Cellulosa AB, B Shares	1,000	15,789
Syngenta AG, ADR	88	5,173
Vale SA, ADR	44	1,521

		164,284

Telecommunication Services: 1.8%
America Movil SAB de CV, Series L, ADR	164	9,404
American Tower Corp., Class A (a)	197	10,173
AT&T, Inc.	822	24,150
BCE, Inc.	147	5,213
CenturyLink, Inc.	454	20,961
Portugal Telecom SGPS SA	206	2,351
Tele Norte Leste Participacoes SA, ADR	451	6,630
Telefonica SA	600	13,698
Telefonica SA, ADR	168	11,495
Verizon Communications, Inc.	417	14,920
Vodafone Group PLC, ADR	601	15,884
Windstream Corp.	832	11,598

		146,477

Utilities: 3.2%
AGL Resources, Inc.	335	12,010
American Water Works Co., Inc.	738	18,664
Black Hills Corp.	240	7,200
Energen Corp.	835	40,297
Iberdrola Renovables SA	2,500	8,885
MDU Resources Group, Inc.	1,190	24,121
National Grid PLC	2,000	17,287
National Grid PLC, ADR	270	11,983
NiSource, Inc.	902	15,893
Northeast Utilities	285	9,086
Northwest Natural Gas Co.	180	8,365
Oneok, Inc.	472	26,182
Pepco Holdings, Inc.	382	6,972
Portland General Electric Co.	700	15,190
Questar Corp.	675	11,752
Red Electrica Corp. SA	300	14,142
Sempra Energy	323	16,950

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Utilities, continued
Veolia Environnement, ADR	21	$616

		265,595

TOTAL COMMON STOCKS (Cost $4,270,751)		4,743,242

AFFILIATED INVESTMENT COMPANIES: 25.8%
Pax World Global Green Fund (b)	21,112	203,515
Pax World High Yield Bond Fund (b)
	94,437	729,053
Pax World International Fund (b)	131,884	1,202,784

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost: $2,046,862)		2,135,352

NON-AFFILIATED INVESTMENT COMPANIES: 1.5%
Schroder Emerging Markets Equity Fund (c)	9,149	127,258

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost: $126,801)		127,258

BONDS: 13.3%

CORPORATE BONDS: 3.5

Consumer Discretionary: 0.2%
BorgWarner, Inc., 5.750%, 11/01/16	$6,000	6,433
Omnicom Group, Inc., 5.900%, 04/15/16	10,000	11,158

		17,591

Consumer Staples: 0.1%
Avon Products, Inc., 5.625%, 03/01/14	10,000	11,089

Energy: 0.3%
Conoco, Inc., 6.950%, 04/15/29	10,000	12,324
Midamerican Energy Co., 6.750%, 12/30/31	10,000	11,716

		24,040

Financials: 2.0%
Ally Financial, Inc., 1.750%, 10/30/12	25,000	25,454
AMB Property LP, 6.125%, 12/01/16	10,000	10,891

41	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

CORPORATE BONDS, continued

Financials, continued
BlackRock, Inc., 3.500%, 12/10/14	$15,000	$15,570
Citigroup Funding, Inc, 1.875%, 10/22/12	30,000	30,614
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	25,000	25,634
JPMorgan Chase & Co., 4.650%, 06/01/14	10,000	10,682
Markel Corp., 6.800%, 02/15/13	10,000	10,598
NASDAQ OMX Group, 4.000%, 01/15/15	6,000	6,113
Progressive Corp., The, 6.700%, 06/15/37	5,000	5,144
State Street Corp., 7.350%, 06/15/26	10,000	11,706
Wachovia Corp., 5.500%, 05/01/13	10,000	10,889
Willis North America, Inc., 5.625%, 07/15/15	10,000	10,519

		173,814

Health Care: 0.3%
Beckman Coulter, Inc., 6.000%, 06/01/15	10,000	10,924
Howard Hughes Medical, Inc, 3.450%, 09/01/14	10,000	10,564

		21,488

Industrials: 0.1%
Owens Corning, Inc., 6.500%, 12/01/16	5,000	5,302

Information Technology: 0.2%
Analog Devices, Inc., 5.000%, 07/01/14	10,000	10,786
KLA-Tencor Corp., 6.900%, 05/01/18	6,000	6,610

		17,396

Materials: 0.1%
Domtar Corp., 9.500%, 08/01/16	5,000	5,925

Telecommunication Services: 0.1%
Sprint Capital Corp., 7.625%, 01/30/11	5,000	5,019

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

CORPORATE BONDS, continued

Utilities: 0.1%
American Water Capital Corp., 6.085%, 10/15/17	$7,000	$7,864

TOTAL CORPORATE BONDS (Cost $281,158)		289,528

U.S. GOVERNEMENT AGENCY BONDS: 1.0%

Federal Home Loan Bank System (Agency): 1.0%
5.000%, 11/17/17	20,000	22,708
5.500%, 07/15/36	10,000	11,055

		33,763

Freddie Mac (Agency): 0.3%
3.750%, 03/27/19	25,000	25,925

Fannie Mae (Agency): 0.3%
4.125%, 04/15/14	15,000	16,373
4.375%, 10/15/15	10,000	11,018

		27,391

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $86,638)		87,079

GOVERNMENT BONDS: 0.3%
AID-Egypt, 4.450%, 09/15/15	10,000	10,972
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14 10,000		10,139

TOTAL GOVERNMENT BONDS (Cost $21,089)		21,111

SEE NOTES TO FINANCIAL STATEMENTS	42

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Growth Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

MUNICIPAL BONDS: 0.2%
Morehead State University Kentucky, 3.750%, 11/01/17	$5,000	$5,042
New York State Housing Finance Agency, 4.500%, 11/15/27	10,000	9,348
South Dakota State Health & Educational Facilities, 3.250%, 08/01/15	5,000	5,063

TOTAL MUNICIPAL BONDS (Cost $19,599)		19,453

U.S. TREASURY NOTES: 3.9%
3.500%, 01/15/11 (TIPS)	13,822	13,841
2.000%, 04/15/12 (TIPS)	10,778	11,178
0.625%, 04/15/13 (TIPS)	8,278	8,534
1.875%, 07/15/13 (TIPS)	17,862	19,060
2.000%, 07/15/14 (TIPS)	18,564	20,085
1.625%, 01/15/15 (TIPS)	32,070	34,238
0.500%, 04/15/15 (TIPS)	58,532	59,904
1.375%, 07/15/18 (TIPS)	41,582	43,879
1.375%, 01/15/20 (TIPS)	8,091	8,420
2.375%, 01/15/25 (TIPS)	26,686	29,763
1.750%, 01/15/28 (TIPS)	57,417	58,592
3.375%, 04/15/32 (TIPS)	6,161	7,981

TOTAL U.S. TREASURY NOTES (Cost $306,746)		315,475

MORTGAGE-BACKED SECURITIES: 4.4%

U.S. GOVERNMENT MORTGAGE BACKED: 4.1%

Ginnie Mae (Mortgage-Backed): 1.4%
2.021%, 10/16/50	118,168	119,557

Fannie Mae (Mortgage-Backed): 2.1%
6.040%, 07/01/13	9,519	9,890
4.500%, 03/01/39	72,498	74,519
4.500%, 07/01/40	85,426	87,794

		172,203

Farmer Mac (Mortgage-Backed): 0.6%
5.680%, 07/20/40	53,218	53,416

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

MORTGAGE-BACKED SECURITIES, continued

Commercial Mortgage-Backed: 0.3%
6.465%, 04/15/34	$2,547	$2,546
4.865%, 03/15/46	10,000	10,442
4.559%, 09/15/27	10,000	10,059

		23,047

TOTAL MORTGAGE-BACKED SECURITIES (Cost $364,793)		368,223

TOTAL BONDS (Cost $1,080,023)		1,100,869

TOTAL INVESTMENTS: 97.8% (Cost $7,524,437)		8,106,721

OTHER ASSETS AND LIABILITIES—(Net): 2.2%		182,104

Net Assets: 100.0%		$8,288,825

(a)	Non income producing security.

(b)	Institutional Class shares

(c)	Investor Class share

(d)	Fair Valued security.

ADR	American Depository Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Securities

43	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Moderate Portfolio

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS: 44.0%

Consumer Discretionary: 4.0%
Arbitron, Inc.	155	$6,436
Best Buy Co., Inc.	22	754
BorgWarner, Inc. (a)	26	1,881
CBS Corp., Class B	340	6,477
Cinemark Holdings, Inc.	223	3,845
Comcast Corp, Class A	849	17,668
Darden Restaurants, Inc.	19	882
DeVry, Inc.	120	5,758
DISH Network Corp., Class A (a)	601	11,816
DR Horton, Inc.	75	895
Expedia, Inc.	48	1,204
Gannett Co, Inc.	415	6,262
Hennes & Mauritz AB, B Shares	16	533
Home Depot, Inc.	275	9,642
International Game Technology	310	5,484
Interpublic Group of Cos., Inc. (a)	490	5,204
J. Crew Group, Inc. (a)	60	2,588
Johnson Controls, Inc.	179	6,838
KB Home	375	5,059
Lowe’s Cos., Inc.	68	1,705
Macy’s, Inc.	13	329
McDonald’s Corp.	163	12,512
Meredith Corp.	90	3,119
Mohawk Industries, Inc. (a)	90	5,108
Newell Rubbermaid, Inc.	225	4,091
News Corp., Class A	1,362	19,831
NIKE, Inc., Class B	275	23,491
Nordstrom, Inc.	95	4,026
Pulte Group, Inc. (a)	560	4,211
Reed Elsevier PLC	1,100	9,292
Royal Caribbean Cruises, Ltd. (a)	130	6,110
Scripps Networks Interactive, Class A	394	20,390
SES SA	543	12,930
Sotheby’s	40	1,800
Stanley Black & Decker, Inc.	82	5,483
Staples, Inc.	575	13,093
Target Corp.	135	8,118
Tiffany & Co.	70	4,359
Time Warner Cable, Inc.	308	20,337
Time Warner, Inc.	634	20,395
Toll Brothers, Inc. (a)	250	4,749
Washington Post Co., The, Class B	6	2,636

		307,341

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Consumer Staples: 3.6%
Coca-Cola Co., The	157	$10,326
Constellation Brands, Inc. (a)	65	1,440
Corn Products International, Inc.	78	3,588
Costco Wholesale Corp.	214	15,453
CVS Caremark Corp.	417	14,499
Energizer Holdings, Inc. (a)	40	2,916
General Mills, Inc.	8	285
Hansen Natural Corp. (a)	39	2,039
HJ Heinz Co.	149	7,370
JM Smucker Co., The	379	24,881
Kellogg Co.	113	5,772
Kimberly-Clark Corp.	289	18,219
Kraft Foods, Inc., Class A	133	4,191
McCormick & Co., Inc.	760	35,363
Nash Finch Co.	20	850
Natura Cosmeticos SA	21	603
PepsiCo, Inc.	207	13,523
Procter & Gamble Co., The	929	59,763
Safeway, Inc.	276	6,207
Sysco Corp.	880	25,872
Unilever PLC, ADR	219	6,763
United Natural Foods, Inc. (a)	350	12,838
WD-40 Co.	185	7,451

		280,212

Energy: 4.4%
Apache Corp.	63	7,511
Baker Hughes, Inc.	92	5,260
BG Group PLC, ADR	288	29,376
Cimarex Energy Co.	121	10,712
ConocoPhillips	372	25,333
El Paso Corp.	1,315	18,094
Enerplus Corp.	520	16,037
Ensco PLC , ADR	109	5,818
EQT Corp.	103	4,619
Kinder Morgan Management LLC, LP	412	27,554
Newfield Exploration Co. (a)	395	28,483
Noble Corp.	405	14,487
Noble Energy, Inc.	171	14,720
Petroleo Brasileiro SA, ADR	183	6,925
Quicksilver Resources, Inc. (a)	366	5,395
Range Resources Corp.	6	270
Royal Dutch Shell PLC, ADR	303	20,234
Sasol Ltd., ADR	23	1,197
Seadrill, Ltd.	289	9,803
SM Energy Co.	50	2,947
Southern Union Co.	446	10,735

SEE NOTES TO FINANCIAL STATEMENTS	44

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Energy, continued
Spectra Energy Corp.	828	$20,692
Statoil ASA, ADR	614	14,595
Suncor Energy, Inc.	363	13,899
W&T Offshore, Inc.	890	15,904
Weatherford International, Ltd. (a)	483	11,013

		341,613

Financials: 6.7%
Aflac, Inc.	225	12,697
American Express Co.	297	12,747
Banco Bradesco SA, ADR	1,000	20,290
Bank of America Corp.	1,071	14,287
Bank of Montreal	92	5,296
Bank of New York Mellon Corp., The	1,882	56,836
BlackRock, Inc.	118	22,488
CB Richard Ellis Group, Inc., Class A (a)	220	4,506
Charles Schwab Corp., The	2,251	38,515
China Life Insurance Co. Ltd., ADR	28	1,713
Chubb Corp.	119	7,097
Cincinnati Financial Corp.	258	8,176
City National Corp.	45	2,761
Digital Realty Trust, Inc., REIT	165	8,504
Glacier Bancorp, Inc.	130	1,964
Goldman Sachs Group, Inc., The	12	2,018
HCC Insurance Holdings, Inc.	100	2,894
HCP, Inc., REIT	338	12,435
Hospitality Properties Trust, REIT	31	714
Hudson City Bancorp., Inc.	730	9,300
Janus Capital Group, Inc.	420	5,447
Jones Lang LaSalle, Inc.	65	5,455
JPMorgan Chase & Co.	1,349	57,225
Lazard, Ltd., LP, Class A	145	5,726
Loews Corp.	254	9,883
Markel Corp. (a)	39	14,747
Marsh & McLennan Cos., Inc.	393	10,745
Morgan Stanley	314	8,544
NYSE Euronext	314	9,414
optionsXpress Holdings, Inc.	126	1,974
Potlatch Corp., REIT	450	14,648
PrivateBancorp, Inc.	100	1,438
Progressive Corp., The	1,384	27,500
Royal Bank of Canada	275	14,399
Royal Bank of Canada (Canadian)	200	10,524
SEI Investment Co.	125	2,974
State Street Corp.	203	9,407

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Financials, continued
T Rowe Price Group, Inc.	25	$1,614
Tower Group, Inc.	160	4,093
Travelers Cos., Inc., The	185	10,306
Unibail-Rodamco SE, REIT	60	11,880
Wells Fargo & Co.	1,015	31,455
Willis Group Holdings PLC	51	1,766

		516,402

Health Care: 5.7%
Abbott Laboratories	243	11,642
Amgen, Inc. (a)	48	2,635
Analogic Corp.	30	1,485
Baxter International, Inc.	400	20,248
Beckman Coulter, Inc.	35	2,633
Becton, Dickinson & Co.	346	29,244
Bio-Rad Laboratories, Inc., Class A (a)	70	7,270
Bristol-Myers Squibb Co.	234	6,196
Covidien PLC	490	22,373
Cyberonics, Inc. (a)	150	4,653
Eli Lilly & Co.	203	7,113
Furiex Pharmaceutical, Inc. (a)	150	2,168
Gen-Probe, Inc. (a)	340	19,839
Gilead Sciences, Inc. (a)	209	7,574
GlaxoSmithKline PLC, ADR	184	7,216
Hospira, Inc. (a)	477	26,564
Johnson & Johnson	580	35,873
LHC Group, Inc. (a)	200	6,000
Medtronic, Inc.	880	32,639
Merck & Co., Inc.	527	18,993
Mylan, Inc. (a)	183	3,867
Novartis AG	300	17,660
Novartis AG, ADR	202	11,908
Novo Nordisk A/S, ADR	117	13,171
Pfizer, Inc.	811	14,201
Roche Holding AG	144	21,109
Roche Holding AG, ADR	555	20,341
Sirona Dental Systems, Inc. (a)	10	418
St. Jude Medical, Inc. (a)	16	684
Teleflex, Inc.	625	33,631
Teva Pharmaceutical Industries, Ltd., ADR	328	17,099
Thermo Fisher Scientific, Inc. (a)	11	609
Valeant Pharmaceuticals International	305	8,628
VCA Antech, Inc. (a)	170	3,959

45	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Health Care, continued
WellPoint, Inc. (a)	117	$6,653

		446,296

Industrials: 5.4%
3M Co.	272	23,474
Administaff, Inc.	170	4,981
Brady Corp., Class A	125	4,076
Brink’s Co., The.	170	4,570
Canadian National Railway Co.	186	12,363
Cia de Concessoes Rodoviarias	42	1,187
Cooper Industries PLC	260	15,155
Cummins, Inc.	82	9,021
Danaher Corp.	1,019	48,066
Deere & Co.	222	18,437
Diana Shipping, Inc. (a)	135	1,623
Dun & Bradstreet Corp.	55	4,515
East Japan Railway Co.	200	12,978
Emerson Electric Co.	359	20,524
Empresas ICA SAB de CV, ADR (a)	189	1,928
Expeditors International of Washington, Inc.	66	3,604
General Electric Co.	836	15,290
Graco, Inc.	40	1,578
Herman Miller, Inc.	776	19,633
Honeywell International, Inc.	296	15,735
ICF International, Inc. (a)	395	10,159
IDEX Corp.	300	11,736
Illinois Tool Works, Inc.	180	9,612
Ingersoll-Rand PLC	67	3,155
Interface, Inc., Class A	265	4,147
Iron Mountain, Inc.	257	6,428
Nordson Corp.	44	4,043
Pentair, Inc.	250	9,128
RR Donnelley & Sons, Co.	625	10,919
Siemens AG	125	15,484
Simpson Manufacturing Co., Inc.	70	2,164
SKF AB	900	25,683
TNT NV	400	10,578
Vestas Wind Systems A/S (a)	300	9,501
Waste Management, Inc.	960	35,395
WW Grainger, Inc.	102	14,086

		420,956

Information Technology: 8.3%
Accenture PLC., Class A	390	18,911
Altera Corp.	628	22,344
Anixter International, Inc.	398	23,773
BMC Software, Inc. (a)	37	1,744

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Information Technology, continued
Brocade Communications Systems, Inc. (a)	1,375	$7,274
Canon, Inc.	300	15,410
Ceragon Networks, Ltd. (a)	500	6,590
Ciena Corp. (a)	250	5,263
Cisco Systems, Inc. (a)	2,132	43,130
Citrix Systems, Inc. (a)	40	2,736
Clicksoftware Technologies, Ltd. (a)	425	3,273
Cognex Corp.	65	1,912
Cymer, Inc. (a)	75	3,380
eBay, Inc. (a)	325	9,045
Electronics for Imaging, Inc. (a)	335	4,794
EMC Corp. (a)	402	9,206
Fair Isaac Corp.	130	3,038
Finisar Corp. (a)	160	4,750
Google, Inc., Class A (a)	58	34,450
Harmonic, Inc. (a)	275	2,357
Hewlett-Packard Co.	732	30,817
Intel Corp.	1,364	28,685
International Business Machines Corp.	211	30,966
Intuit, Inc. (a)	353	17,403
Jack Henry & Associates, Inc.	85	2,478
Mastercard, Inc., Class A	197	44,150
Maxim Integrated Products, Inc.	428	10,109
Mentor Graphics Corp. (a)	315	3,780
Microchip Technology, Inc.	305	10,434
Microsoft Corp.	1,737	48,497
Motorola Solutions, Inc. (a)	110	4,186
National Instruments Corp.	595	22,396
Oclaro, Inc. (a)	50	658
Oracle Corp.	35	1,096
Paychex, Inc.	700	21,637
QUALCOMM, Inc.	682	33,752
Riverbed Technology, Inc. (a)	119	4,185
Sourcefire, Inc. (a)	67	1,737
SunPower Corp., Class A (a)	600	7,698
Taiwan Semiconductor, ADR	873	10,947
Tellabs, Inc.	580	3,932
Teradata Corp. (a)	10	412
Texas Instruments, Inc.	994	32,305
VeriSign, Inc.	375	12,251
Websense, Inc. (a)	310	6,278
Yahoo!, Inc. (a)	1,761	29,284

		643,453

SEE NOTES TO FINANCIAL STATEMENTS	46

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Materials: 1.6%
Air Products & Chemicals, Inc.	156	$14,188
Compass Minerals International	15	1,339
Crown Holdings, Inc. (a)	220	7,344
Ecolab, Inc.	300	15,126
Novozymes A/S, ADR	44	6,148
Nucor Corp.	341	14,943
Praxair, Inc.	469	44,775
Rio Tinto PLC, ADR	56	4,013
Svenska Cellulosa AB, B Shares	1,000	15,789
Syngenta AG, ADR	52	3,057
Vale SA, ADR	26	898

		127,620

Telecommunication Services: 1.4%
America Movil SAB de CV, Series L, ADR	97	5,562
American Tower Corp., Class A (a)	117	6,042
AT&T, Inc.	655	19,244
BCE, Inc.	117	4,149
CenturyLink, Inc.	351	16,206
Portugal Telecom SGPS SA	90	1,027
Tele Norte Leste Participacoes SA, ADR	373	5,483
Telefonica SA	500	11,415
Telefonica SA, ADR	135	9,237
Verizon Communications, Inc.	319	11,414
Vodafone Group PLC, ADR	439	11,603
Windstream Corp.	680	9,478

		110,860

Utilities: 2.4%
AGL Resources, Inc.	240	8,604
American Water Works Co., Inc.	604	15,275
Black Hills Corp.	210	6,300
Energen Corp.	680	32,817
Iberdrola Renovables SA	2,500	8,885
MDU Resources Group, Inc.	1,015	20,574
National Grid PLC	2,000	17,287
National Grid PLC, ADR	215	9,542
NiSource, Inc.	735	12,951
Northeast Utilities	227	7,237
Northwest Natural Gas Co.	150	6,971
Oneok, Inc.	341	18,915
Pepco Holdings, Inc.	317	5,785
Portland General Electric Co.	600	13,020
Questar Corp.	580	10,098
Red Electrica Corp. SA	150	7,071

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Utilities, continued
Sempra Energy	247	$12,962
Veolia Environnement, ADR	13	381

		214,675

TOTAL COMMON STOCKS (Cost $3,077,492)		3,409,428

AFFILIATED INVESTMENT COMPANIES: 14.4%
Pax World Global Green Fund (b)	18,515	178,485
Pax World High Yield Bond Fund (b)	45,481	351,115
Pax World International Fund (b)	64,745	590,478

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,071,187)		1,120,078

NON-AFFILIATED INVESTMENT COMPANIES: 1.3%
Schroder Emerging Markets Equity Fund (c)	7,355	102,306

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $101,938)		102,306

BONDS: 38.4%

CORPORATE BONDS: 12.3%

Consumer Discretionary: 0.9%
BorgWarner, Inc., 5.750%, 11/01/16	$20,000	21,444
Omnicom Group, Inc., 5.900%, 04/15/16	45,000	50,209

		71,653

Consumer Staples: 0.6%
Avon Products, Inc., 5.625%, 03/01/14	45,000	49,899

Energy: 1.5%
Conoco, Inc., 6.950%, 04/15/29	35,000	43,135
Midamerican Energy Co., 6.750%, 12/30/31	45,000	52,722

		95,857

Financials: 6.5%
AMB Property LP, 6.125%, 12/01/16	30,000	32,674

47	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

CORPORATE BONDS, continued

Financials, continued
Ally Financial, Inc., 1.750%, 10/30/12	$30,000	$30,545
BlackRock, Inc., 3.500%, 12/10/14	40,000	41,519
Citigroup Funding, Inc, 1.875%, 10/22/12	110,000	112,253
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	76,902
JPMorgan Chase & Co., 4.650%, 06/01/14	25,000	26,706
Markel Corp., 6.800%, 02/15/13	30,000	31,795
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	24,451
Progressive Corp., The, 6.700%, 06/15/37	25,000	25,721
State Street Corp., 7.350%, 06/15/26	20,000	23,412
Wachovia Corp., 5.500%, 05/01/13	35,000	38,108
Willis North America, Inc., 5.625%, 07/15/15	30,000	31,555

		495,641

Health Care: 1.0%
Beckman Coulter, Inc., 6.000%, 06/01/15	30,000	32,772
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	47,540

		80,312

Industrials: 0.2%
Owens Corning, Inc., 6.500%, 12/01/16	18,000	19,088

Information Technology: 0.9%
Analog Devices, Inc., 5.000%, 07/01/14	45,000	48,539
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	24,235

		72,774

Materials: 0.2%
Domtar Corp., 9.500%, 08/01/16	16,000	18,960

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

CORPORATE BONDS, continued

Telecommunication Services: 0.3%
Sprint Capital Corp., 7.625%, 01/30/11	$20,000	$20,075

Utilities: 0.4%
American Water Capital Corp., 6.085%, 10/15/17	25,000	28,084

TOTAL CORPORATE BONDS (Cost $923,800)		952,343

U.S. GOVERNEMENT AGENCY BONDS: 3.7%

Federal Home Loan Bank System (Agency): 1.3%
5.000%, 11/17/17	70,000	79,479
5.500%, 07/15/36	20,000	22,109

		101,588

Freddie Mac (Agency): 1.3%
3.750%, 03/27/19	94,000	97,478

Fannie Mae (Agency): 1.1%
1.250%, 08/20/13	20,000	20,144
4.125%, 04/15/14	15,000	16,372
4.375%, 10/15/15	30,000	33,058
6.625%, 11/15/30	10,000	12,656

		82,230

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $279,436)		281,296

GOVERNMENT BONDS: 0.8%
AID-Egypt, 4.450%, 09/15/15	35,000	38,403
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,346

TOTAL GOVERNMENT BONDS (Cost $63,813)		63,749

MUNICIPAL BONDS: 2.5%
Commonwealth Financing Auth. Pennsylvania, 4.860%, 06/01/18	50,000	50,806
Kirkwood Community College Iowa, 2.500%, 06/01/17	120,000	115,640

SEE NOTES TO FINANCIAL STATEMENTS	48

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Moderate Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

MUNICIPAL BONDS, continued
Morehead State University Kentucky, 3.750%, 11/01/17	$10,000	$10,084
New York State Housing Finance Agency, 4.500%, 11/15/27	10,000	9,348
South Dakota State Health & Educational Facilities, 3.250%, 08/01/15	10,000	10,127

TOTAL MUNICIPAL BONDS (Cost $199,530)		196,005

U.S. TREASURY NOTES: 9.0%
3.500%, 01/15/11 (TIPS)	31,415	31,456
2.000%, 04/15/12 (TIPS)	25,866	26,826
0.625%, 04/15/13 (TIPS)	31,041	32,004
1.875%, 07/15/13 (TIPS)	44,058	47,015
2.000%, 07/15/14 (TIPS)	44,089	47,702
1.625%, 01/15/15 (TIPS)	76,740	81,926
0.500%, 04/15/15 (TIPS)	115,047	117,743
1.375%, 07/15/18 (TIPS)	79,108	83,477
1.375%, 01/15/20 (TIPS)	45,511	47,360
2.375%, 01/15/25 (TIPS)	62,653	69,878
2.375%, 01/15/27 (TIPS)	14,098	15,703
1.750%, 01/15/28 (TIPS)	73,076	74,572
3.375%, 04/15/32 (TIPS)	16,018	20,752

TOTAL U.S. TREASURY NOTES (Cost $676,744)		696,414

MORTGAGE-BACKED SECURITIES: 10.1%

U.S. GOVERNMENT MORTGAGE BACKED: 8.9%

Ginnie Mae (Mortgage-Backed): 3.2%
3.459%, 05/16/36	125,000	124,903
4.500%, 08/20/40	117,434	122,118

		247,021

Freddie Mac (Mortgage-Backed): 1.2%
5.000%, 07/15/37	84,073	89,201

Fannie Mae (Mortgage-Backed): 3.4%
6.040%, 07/01/13	19,038	19,781
4.500%, 03/01/39	72,498	74,518
4.500%, 07/01/40	165,886	170,484

		264,783

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

U.S. GOVERNMENT MORTGAGE BACKED, continued

Farmer Mac (Mortgage-Backed): 1.1%
6.075%, 04/20/40 (d)	$87,300	$88,185

COMMERCIAL MORTGAGE-BACKED: 1.2%
GMAC Commercial Mortgage, 6.465%, 04/15/34	11,462	11,458
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	46,990
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	35,000	35,206

		93,654

TOTAL MORTGAGE-BACKED SECURITIES (Cost $777,894)		782,844

TOTAL BONDS (Cost: $2,921,217)		2,972,651

TOTAL INVESTMENTS: 98.1% (Cost $7,171,834)		7,604,463

OTHER ASSETS AND LIABILITIES—(Net): 1.9%		148,787

Net Assets: 100.0%		$7,753,250

(a)	Non income producing security

(b)	Institutional Class shares

(c)	Investor Class shares

(d)	Fair Valued security

ADR	American Depository Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Securities

49	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Conservative Portfolio

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS: 31.7%

Consumer Discretionary: 3.3%
Arbitron, Inc.	110	$4,567
Best Buy Co., Inc.	11	377
BorgWarner, Inc. (a)	13	941
CBS Corp., Class B	260	4,953
Cinemark Holdings, Inc.	119	2,052
Comcast Corp, Class A	359	7,471
Darden Restaurants, Inc.	9	418
DeVry, Inc.	90	4,318
DISH Network Corp., Class A (a)	278	5,465
DR Horton, Inc.	50	597
Expedia, Inc.	23	577
Gannett Co, Inc.	310	4,678
Hennes & Mauritz AB, B Shares	8	266
Home Depot, Inc.	127	4,453
International Game Technology	235	4,157
Interpublic Group of Cos., Inc. (a)	360	3,823
J. Crew Group, Inc. (a)	50	2,157
Johnson Controls, Inc.	91	3,476
KB Home	270	3,642
Lowe’s Cos., Inc.	32	803
Macy’s, Inc.	7	177
McDonald’s Corp.	63	4,836
Meredith Corp.	65	2,252
Mohawk Industries, Inc. (a)	65	3,689
Newell Rubbermaid, Inc.	160	2,909
News Corp., Class A	626	9,115
NIKE, Inc., Class B	190	16,230
Nordstrom, Inc.	70	2,967
Pulte Group, Inc. (a)	405	3,046
Reed Elsevier PLC	1,100	9,292
Royal Caribbean Cruises, Ltd. (a)	100	4,700
Scripps Networks Interactive, Class A	164	8,487
SES SA	222	5,286
Sotheby’s	30	1,350
Stanley Black & Decker, Inc.	61	4,079
Staples, Inc.	350	7,970
Target Corp.	63	3,788
Tiffany & Co.	55	3,425
Time Warner Cable, Inc.	140	9,244
Time Warner, Inc.	295	9,490
Toll Brothers, Inc. (a)	175	3,325
Washington Post Co., The, Class B	5	2,197

		177,045

Consumer Staples: 2.5%
Coca-Cola Co., The	71	4,670
Constellation Brands, Inc. (a)	50	1,108

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Consumer Staples, continued
Corn Products International, Inc.	38	$1,748
Costco Wholesale Corp.	92	6,643
CVS Caremark Corp.	191	6,641
Energizer Holdings, Inc. (a)	30	2,187
General Mills, Inc.	4	142
Hansen Natural Corp. (a)	19	993
HJ Heinz Co.	78	3,858
JM Smucker Co., The	187	12,277
Kellogg Co.	52	2,656
Kimberly-Clark Corp.	135	8,510
Kraft Foods, Inc., Class A	65	2,048
McCormick & Co., Inc.	358	16,658
Nash Finch Co.	20	850
Natura Cosmeticos SA	11	316
PepsiCo, Inc.	95	6,206
Procter & Gamble Co., The	422	27,147
Safeway, Inc.	125	2,811
Sysco Corp.	379	11,143
Unilever PLC, ADR	94	2,903
United Natural Foods, Inc. (a)	200	7,337
WD-40 Co.	90	3,625

		132,477

Energy: 3.1%
Apache Corp.	30	3,577
Baker Hughes, Inc.	44	2,515
BG Group PLC, ADR	133	13,566
Cimarex Energy Co.	55	4,869
ConocoPhillips	171	11,645
El Paso Corp.	604	8,311
Enerplus Corp.	250	7,710
Ensco PLC , ADR	52	2,776
EQT Corp.	49	2,197
Kinder Morgan Management LLC, LP	189	12,640
Newfield Exploration Co. (a)	174	12,547
Noble Corp.	190	6,796
Noble Energy, Inc.	74	6,370
Petroleo Brasileiro SA, ADR	84	3,179
Quicksilver Resources, Inc. (a)	236	3,479
Range Resources Corp.	3	135
Royal Dutch Shell PLC, ADR	138	9,216
Sasol Ltd., ADR	12	625
Seadrill, Ltd.	155	5,258
SM Energy Co.	35	2,063
Southern Union Co.	229	5,512
Spectra Energy Corp.	382	9,546
Statoil ASA, ADR	311	7,392

SEE NOTES TO FINANCIAL STATEMENTS	50

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Energy, continued
Suncor Energy, Inc.	166	$6,356
W&T Offshore, Inc.	470	8,399
Weatherford International, Ltd. (a)	220	5,016

		161,695

Financials: 4.6%
Aflac, Inc.	100	5,643
American Express Co.	136	5,837
Banco Bradesco SA, ADR	400	8,116
Bank of America Corp.	491	6,550
Bank of Montreal	40	2,303
Bank of New York Mellon Corp., The	827	24,975
BlackRock, Inc.	50	9,529
CB Richard Ellis Group, Inc., Class A (a)	170	3,482
Charles Schwab Corp., The	971	16,614
China Life Insurance Co. Ltd., ADR	14	856
Chubb Corp.	56	3,340
Cincinnati Financial Corp.	136	4,310
City National Corp.	35	2,148
Digital Realty Trust, Inc., REIT	85	4,381
Glacier Bancorp, Inc.	105	1,587
Goldman Sachs Group, Inc., The	6	1,009
HCC Insurance Holdings, Inc.	75	2,171
HCP, Inc., REIT	165	6,070
Hospitality Properties Trust, REIT	15	346
Hudson City Bancorp., Inc.	315	4,013
Janus Capital Group, Inc.	310	4,021
Jones Lang LaSalle, Inc.	50	4,196
JPMorgan Chase & Co.	589	24,985
Lazard, Ltd., LP, Class A	110	4,344
Loews Corp.	115	4,475
Markel Corp. (a)	17	6,428
Marsh & McLennan Cos., Inc.	179	4,894
Morgan Stanley	144	3,918
NYSE Euronext	165	4,947
optionsXpress Holdings, Inc.	61	956
Potlatch Corp., REIT	250	8,138
PrivateBancorp, Inc.	75	1,079
Progressive Corp., The	626	12,439
Royal Bank of Canada	115	6,021
Royal Bank of Canada (Canadian)	75	3,946
SEI Investment Co.	85	2,022
State Street Corp.	95	4,402
T Rowe Price Group, Inc.	12	774
Tower Group, Inc.	105	2,686
Travelers Cos., Inc., The	85	4,735

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Financials, continued
Unibail-Rodamco SE, REIT	35	$6,930
Wells Fargo & Co.	457	14,161
Willis Group Holdings PLC	26	900

		244,677

Health Care: 4.0%
Abbott Laboratories	102	4,887
Amgen, Inc. (a)	23	1,263
Analogic Corp.	20	990
Baxter International, Inc.	150	7,593
Beckman Coulter, Inc.	30	2,257
Becton, Dickinson & Co.	157	13,270
Bio-Rad Laboratories, Inc., Class A (a)	50	5,193
Bristol-Myers Squibb Co.	123	3,257
Covidien PLC	223	10,182
Cyberonics, Inc. (a)	105	3,257
Eli Lilly & Co.	106	3,714
Furiex Pharmaceutical, Inc. (a)	100	1,445
Gen-Probe, Inc. (a)	155	9,044
Gilead Sciences, Inc. (a)	90	3,262
GlaxoSmithKline PLC, ADR	100	3,922
Hospira, Inc. (a)	241	13,421
Johnson & Johnson	218	13,483
LHC Group, Inc. (a)	135	4,050
Medtronic, Inc.	360	13,352
Merck & Co., Inc.	261	9,406
Mylan, Inc. (a)	88	1,859
Novartis AG	200	11,773
Novartis AG, ADR	93	5,482
Novo Nordisk A/S, ADR	59	6,642
Pfizer, Inc.	399	6,986
Roche Holding AG	70	10,261
Roche Holding AG, ADR	250	9,163
Sirona Dental Systems, Inc. (a)	10	418
St. Jude Medical, Inc. (a)	8	342
Teleflex, Inc.	300	16,143
Teva Pharmaceutical Industries, Ltd., ADR	149	7,767
Thermo Fisher Scientific, Inc. (a)	5	277
Valeant Pharmaceuticals International	138	3,904
VCA Antech, Inc. (a)	135	3,144
WellPoint, Inc. (a)	53	3,015

		214,424

51	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Industrials: 3.9%
3M Co.	117	$10,097
Administaff, Inc.	130	3,809
Brady Corp., Class A	95	3,098
Brink’s Co., The.	125	3,360
Canadian National Railway Co.	77	5,118
Cia de Concessoes Rodoviarias	21	593
Cooper Industries PLC	115	6,703
Cummins, Inc.	39	4,290
Danaher Corp.	457	21,557
Deere & Co.	99	8,222
Diana Shipping, Inc. (a)	66	793
Dun & Bradstreet Corp.	42	3,448
East Japan Railway Co.	200	12,978
Emerson Electric Co.	166	9,490
Empresas ICA SAB de CV, ADR (a)	91	928
Expeditors International of Washington, Inc.	32	1,747
General Electric Co.	377	6,895
Graco, Inc.	30	1,184
Herman Miller, Inc.	411	10,398
Honeywell International, Inc.	135	7,177
ICF International, Inc. (a)	170	4,372
IDEX Corp.	160	6,259
Illinois Tool Works, Inc.	82	4,379
Ingersoll-Rand PLC	32	1,507
Interface, Inc., Class A	195	3,052
Iron Mountain, Inc.	113	2,826
Nordson Corp.	21	1,929
Pentair, Inc.	110	4,016
RR Donnelley & Sons, Co.	323	5,643
Siemens AG	50	6,194
Simpson Manufacturing Co., Inc.	40	1,236
SKF AB	550	15,695
Vestas Wind Systems A/S (a)	250	7,918
Waste Management, Inc.	405	14,933
WW Grainger, Inc.	46	6,354

		208,198

Information Technology: 5.9%
Accenture PLC., Class A	165	8,001
Altera Corp.	281	9,998
Anixter International, Inc.	195	11,647
BMC Software, Inc. (a)	18	849
Brocade Communications Systems, Inc. (a)	960	5,078

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Information Technology, continued
Canon, Inc.	300	$15,410
Ceragon Networks, Ltd. (a)	360	4,745
Ciena Corp. (a)	185	3,894
Cisco Systems, Inc. (a)	691	13,979
Citrix Systems, Inc. (a)	19	1,300
Clicksoftware Technologies, Ltd. (a)	300	2,310
Cognex Corp.	40	1,177
Cymer, Inc. (a)	60	2,704
Electronics for Imaging, Inc. (a)	260	3,721
EMC Corp. (a)	195	4,466
Fair Isaac Corp.	95	2,220
Finisar Corp. (a)	115	3,414
Google, Inc., Class A (a)	34	20,195
Harmonic, Inc. (a)	170	1,457
Hewlett-Packard Co.	308	12,967
Intel Corp.	738	15,520
International Business Machines Corp.	126	18,492
Intuit, Inc. (a)	160	7,888
Jack Henry & Associates, Inc.	60	1,749
Mastercard, Inc., Class A	80	17,929
Maxim Integrated Products, Inc.	220	5,196
Mentor Graphics Corp. (a)	260	3,120
Microchip Technology, Inc.	155	5,303
Microsoft Corp.	771	21,526
Motorola Solutions, Inc. (a)	90	3,425
National Instruments Corp.	256	9,636
Oclaro, Inc. (a)	25	329
Oracle Corp.	18	563
Paychex, Inc.	285	8,809
QUALCOMM, Inc.	296	14,649
Riverbed Technology, Inc. (a)	58	2,040
Sourcefire, Inc. (a)	28	726
SunPower Corp., Class A (a)	200	2,566
Taiwan Semiconductor, ADR	451	5,656
Tellabs, Inc.	400	2,712
Teradata Corp. (a)	5	206
Texas Instruments, Inc.	440	14,300
VeriSign, Inc.	185	6,044
Websense, Inc. (a)	225	4,555
Yahoo!, Inc. (a)	732	12,172

		314,643

Materials: 1.3%
Air Products & Chemicals, Inc.	72	6,548
Compass Minerals International	10	893
Crown Holdings, Inc. (a)	98	3,271
Ecolab, Inc.	175	8,824

SEE NOTES TO FINANCIAL STATEMENTS	52

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

Materials, continued
Novozymes A/S, ADR	20	$2,794
Nucor Corp.	220	9,640
Praxair, Inc.	223	21,290
Rio Tinto PLC, ADR	27	1,935
Svenska Cellulosa AB, B Shares	600	9,473
Syngenta AG, ADR	25	1,470
Vale SA, ADR	13	449

		66,587

Telecommunication Services: 1.0%
America Movil SAB de CV, Series L, ADR	47	2,695
American Tower Corp., Class A (a)	57	2,943
AT&T, Inc.	322	9,460
BCE, Inc.	55	1,950
CenturyLink, Inc.	160	7,387
Portugal Telecom SGPS SA	44	502
Tele Norte Leste Participacoes SA, ADR	190	2,793
Telefonica SA	325	7,420
Telefonica SA, ADR	71	4,858
Verizon Communications, Inc.	146	5,224
Vodafone Group PLC, ADR	214	5,656
Windstream Corp.	352	4,908

		55,796

Utilities: 2.1%
AGL Resources, Inc.	120	4,302
American Water Works Co., Inc.	312	7,890
Black Hills Corp.	100	3,000
Energen Corp.	285	13,754
Iberdrola Renovables SA	2,000	7,108
MDU Resources Group, Inc.	420	8,513
National Grid PLC	1,000	8,643
National Grid PLC, ADR	116	5,148
NiSource, Inc.	381	6,713
Northeast Utilities	119	3,794
Northwest Natural Gas Co.	65	3,021
Oneok, Inc.	174	9,652
Pepco Holdings, Inc.	161	2,938
Portland General Electric Co.	400	8,680
Questar Corp.	235	4,091
Red Electrica Corp. SA	150	7,071
Sempra Energy	115	6,035
Veolia Environnement, ADR	6	177

		110,530

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

COMMON STOCKS, continued

TOTAL COMMON STOCKS (Cost $1,522,540)		$1,686,072

AFFILIATED INVESTMENT COMPANIES: 11.8%
Pax World Global Green Fund (b)	7,928	76,430
Pax World High Yield Bond Fund (b)	31,735	244,991
Pax World International Fund (b)	33,202	302,800

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $593,193)		624,221

NON-AFFILIATED INVESTMENT COMPANIES: 1.0%
Schroder Emerging Markets Equity Fund (c)	3,690	51,329

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $51,152)		51,329

BONDS: 52.9%

CORPORATE BONDS: 19.0%
Consumer Discretionary: 1.4%
BorgWarner, Inc., 5.750%, 11/01/16	$24,000	25,733
Omnicom Group, Inc., 5.900%, 04/15/16	45,000	50,209

		75,942

Consumer Staples: 0.9%
Avon Products, Inc., 5.625%, 03/01/14	45,000	49,899

Energy: 1.8%
Conoco, Inc., 6.950%, 04/15/29	35,000	43,135
Midamerican Energy Co., 6.750%, 12/30/31	45,000	52,722

		95,857

Financials: 10.1%
Ally Financial, Inc., 1.750%, 10/30/12	45,000	45,818
AMB Property LP, 6.125%, 12/01/16	35,000	38,120
BlackRock, Inc., 3.500%, 12/10/14	45,000	46,709

53	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

CORPORATE BONDS, continued

Financials, continued
Citigroup Funding, Inc, 1.875%, 10/22/12	$110,000	$112,253
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	76,902
JPMorgan Chase & Co., 4.650%, 06/01/14	25,000	26,706
Markel Corp., 6.800%, 02/15/13	35,000	37,094
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	24,451
Progressive Corp., The, 6.700%, 06/15/37	25,000	25,721
State Street Corp., 7.350%, 06/15/26	20,000	23,412
Wachovia Corp., 5.500%, 05/01/13	35,000	38,107
Willis North America, Inc., 5.625%, 07/15/15	35,000	36,814

		532,107

Health Care: 1.6%
Beckman Coulter, Inc., 6.000%, 06/01/15	35,000	38,235
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	47,539

		85,774

Industrials: 0.4%
Owens Corning, Inc., 6.500%, 12/01/16	20,000	21,208

Information Technology: 1.4%
Analog Devices, Inc., 5.000%, 07/01/14	45,000	48,539
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	24,235

		72,774

Materials: 0.4%
Domtar Corp., 9.500%, 08/01/16	17,000	20,145

Telecommunication Services: 0.5%
Sprint Capital Corp., 7.625%, 01/30/11	25,000	25,094

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

CORPORATE BONDS, continued

Utilities: 0.5%
American Water Capital Corp., 6.085%, 10/15/17	$25,000	$28,084

TOTAL CORPORATE BONDS (Cost $976,987)		1,006,884

U.S. GOVERNEMENT AGENCY BONDS: 5.4%

Federal Home Loan Bank System (Agency): 2.1%
5.000%, 11/17/17	75,000	85,156
5.500%, 07/15/36	25,000	27,636

		112,792

Freddie Mac (Agency): 1.9%
3.750%, 03/27/19	95,000	98,515

Fannie Mae (Agency): 2.0%
1.250%, 08/20/13	17,000	17,122
4.125%, 04/15/14	10,000	10,915
4.375%, 10/15/15	30,000	33,058
6.625%, 11/15/30	10,000	12,656

		73,751

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $282,130)		285,058

GOVERNMENT BONDS: 1.2%
AID-Egypt, 4.450%, 09/15/15	35,000	38,403
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,346

TOTAL GOVERNMENT BONDS (Cost $63,813)		63,749

U.S. TREASURY NOTES: 11.5%

3.500%, 01/15/11 (TIPS)	35,184	35,231
2.000%, 04/15/12 (TIPS)	28,022	29,062
0.625%, 04/15/13 (TIPS)	7,243	7,468
1.125%, 06/15/13	65,000	65,543
1.875%, 07/15/13 (TIPS)	48,822	52,098
2.000%, 07/15/14 (TIPS)	48,730	52,724
1.625%, 01/15/15 (TIPS)	85,903	91,708
0.500%, 04/15/15 (TIPS)	8,073	8,263
1.625%, 01/15/18 (TIPS)	10,439	11,184
1.375%, 07/15/18 (TIPS)	88,235	93,109
1.375%, 01/15/20 (TIPS)	22,250	23,154

SEE NOTES TO FINANCIAL STATEMENTS	54

December 31, 2010
Schedule of Investments, continued
ESG ManagersTM Conservative Portfolio, continued

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

U.S. TREASURY NOTES, continued

2.375%, 01/15/25 (TIPS)	$69,614	$77,642
2.375%, 01/15/27 (TIPS)	10,845	12,079
1.750%, 01/15/28 (TIPS)	26,099	26,633
3.375%, 04/15/32 (TIPS)	18,482	23,943

TOTAL U.S. TREASURY NOTES (Cost $590,771)		609,841

MORTGAGE-BACKED SECURITIES: 15.8%

U.S. GOVERNMENT MORTGAGE BACKED: 12.5%

Ginnie Mae (Mortgage-Backed): 10.2%
4.175%, 01/16/38	75,000	79,271
4.500%, 01/15/40	108,507	112,835
4.500%, 08/20/40	86,066	89,499
4.500%, 11/20/40	249,540	259,494

		541,099

Freddie Mac (Mortgage-Backed): 1.8%
5.000%, 07/15/37	87,895	93,256

Fannie Mae (Mortgage Backed): 0.5%
6.040%, 07/01/13	23,798	24,726

Small Business Administration: 1.5%
0.600%, 07/25/20	24,102	23,955
5.490%, 03/01/28	53,856	57,963

		81,918

Commercial Mortgage-Backed: 1.8%
GMAC Commercial Mortgage, 6.465%, 04/15/34	11,462	11,458
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	46,990
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	35,000	35,206

		93,654

Percent of Net Assets,	Shares/
Name of Issuer and	Principal/
Title of Issuer	Contracts	Value

TOTAL MORTGAGE-BACKED SECURITIES (Cost $827,822)		$834,653

TOTAL BONDS (Cost $2,741,523)		2,800,185

TOTAL INVESTMENTS: 97.4% (Cost $4,908,408)		5,161,807

OTHER ASSETS AND LIABILITIES—(Net): 2.6%		135,884

Net Assets: 100.0%		$5,297,691

(a)	Non income producing security

(b)	Institutional Class shares

(c)	Investor Class shares

ADR	American Depository Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Securities

55	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2010
Statements of Assets and Liabilities

Aggressive Growth

ASSETS
Investments, at cost—Note A	$4,118,837

Investments in unaffiliated issuers, at value—Note A	$3,599,807
Investments in affiliated issuers, at value—Note C	973,447

Total Investments	4,573,254
Cash	169,284
Prepaid expenses	2,297
Receivables:
Receivable for shares sold	—
Dividends and interest—Note A	4,522
Investment securities sold	13,494
Other	405

Total Assets	4,763,256

LIABILITIES
Payables:
Payable for shares redeemed	—
Investment securities purchased	23,458
Accrued expenses:
Investment advisory fees—Note B	2,277
Distribution expense	9,863
Transfer agent fees	6,580
Printing and other shareholder communication fees	3,147
Custodian fees	14,557
Legal and audit fees	28,260
Other accrued expenses	4,189

Total Liabilities	92,331

NET ASSETS	$4,670,925

SEE NOTES TO FINANCIAL STATEMENTS	56

December 31, 2010

Growth	Moderate	Conservative

$7,524,437	$7,171,834	$4,908,408

$5,971,369	$6,484,385	$4,537,586
2,135,352	1,120,078	624,221

8,106,721	7,604,463	5,161,807
302,681	204,380	185,434
2,429	2,477	2,347

1,737	—	2,482
17,090	30,490	25,005
22,114	13,088	6,349
608	469	292

8,453,380	7,855,367	5,383,716

1,507	—	—
87,935	33,614	22,102

3,673	3,654	2,519
11,878	3,899	1,235
6,548	6,380	6,347
3,658	3,401	2,288
12,590	14,583	14,492
33,058	33,085	33,206
3,708	3,501	3,836

164,555	102,117	86,025

$8,288,825	$7,753,250	$5,297,691

57	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2010
Statements of Assets and Liabilities, continued

Aggressive Growth

NET ASSETS REPRESENTED BY
Paid in Capital	$4,209,286
Undistributed (distributions in excess of) net investment income	—
Accumulated net realized gain (loss)	7,193
Net unrealized appreciation (depreciation) of:
Investments	454,417
Foreign currency translations	29

NET ASSETS	$4,670,925

Class A
Net Assets	$768,141
Capital Shares Outstanding	70,510

Net asset value per share	$10.89

Institutional Class
Net assets	$2,578,909
Capital Shares Outstanding	236,425

Net asset value per share	$10.91

Class C
Net assets	$1,323,875
Capital Shares Outstanding	121,701

Net asset value per share	$10.88

SEE NOTES TO FINANCIAL STATEMENTS	58

December 31, 2010

Growth	Moderate	Conservative

$7,710,642	$7,342,404	$5,042,895
3,324	(484)	(6)
(7,478)	(21,345)	1,376

582,284	432,629	253,399
53	46	27

$8,288,825	$7,753,250	$5,297,691

$2,067,974	$2,071,383	$1,163,840
191,463	195,956	110,332

$10.80	$10.57	$10.55

$4,704,651	$5,291,890	$4,106,517
435,673	500,205	388,976

$10.80	$10.58	$10.56

$1,516,200	$389,977	$27,334
140,697	37,028	2,602

$10.78	$10.53	$10.50

59	SEE NOTES TO FINANCIAL STATEMENTS

Period Ended December 31, 2010
Statements of Operations

Aggressive Growth

INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax of $1,572; $2,172; $1,617; and $923; respectively)	$60,281
Dividends from affiliate—Note C	20,672
Interest (net of foreign withholding tax of $0; $0; $0; and $0; respectively)	1
Other income	—

Total Income	80,954

Expenses
Investment advisory fees—Note B	30,922
Distribution expenses—Class A (Note B)	862
Distribution expenses—Class C (Note B)	2,250
Service plan expenses—Class C (Note B)	6,751
Transfer agent fees	51,496
Printing and other shareholder communication fees	6,584
Custodian fees	46,755
Legal fees and related expenses	6,673
Trustees’ fees and expenses	14,207
Compliance expense	8,915
Audit fees	26,443
Registration fees	84,665
Other expenses	3,669

Total Expenses	290,192

Less:
Advisory fee waiver—Note B	(10,951)
Expenses assumed by Adviser—Note B	(235,631)

Net expenses	43,610

Net investment income	37,344

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	7,022
Foreign currency transactions	467
Change in unrealized appreciation (depreciation) on:
Investments	454,417
Foreign currency translation	29

Net realized and unrealized gain (loss) on investments and foreign currency	461,935

Net increase in net assets resulting from operations	$499,279

Commencement of Operations for each Fund—January 4, 2010

SEE NOTES TO FINANCIAL STATEMENTS	60

Period Ended December 31, 2010

Growth	Moderate	Conservative

$77,401	$57,956	$30,276
81,702	43,814	25,566
24,988	78,100	75,236
93	72	37

184,184	179,942	131,115

50,676	48,308	32,690
1,658	2,282	1,137
2,555	404	24
7,665	1,212	73
48,985	48,818	49,162
7,652	7,139	4,882
37,905	46,872	46,466
6,746	6,754	6,696
14,362	14,368	14,265
8,915	8,915	8,915
31,443	31,443	31,443
83,187	81,922	81,818
9,895	11,320	9,000

311,644	309,757	286,571

(24,978)	(18,942)	(9,999)
(225,602)	(235,655)	(238,354)

61,064	55,160	38,218

123,120	124,782	92,897

(15,778)	(25,817)	(1,477)
826	891	620
582,284	432,629	253,399
53	46	27

567,385	407,749	252,569

$690,505	$532,531	$345,466

61	SEE NOTES TO FINANCIAL STATEMENTS

Period Ended December 31, 2010
Statements of Changes in Net Assets

Aggressive Growth

INCREASE (DECREASE) IN NET ASSETS
Operations
Investment income (loss), net	$37,344
Net realized gain (loss) on investments and foreign currency transactions	7,489
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	454,446

Net increase in net assets resulting from operations	499,279

Distributions to shareholders from:
Net investment income
Class A	(6,146)
Institutional Class	(27,658)
Class C	(4,167)

Total distributions to shareholders	(37,971)

From capital share transactions:
Class A
Proceeds from shares sold	700,042
Proceeds from reinvestment of distributions	6,113
Cost of shares redeemed	(4,994)

Net increase (decrease) from Class A transactions	701,161

Institutional Class
Proceeds from shares sold	1,020,698
Proceeds from reinvestment of distributions	27,658
Cost of shares redeemed	(34,939)

Net increase (decrease) from Institutional Class transactions	1,013,417

Class C
Proceeds from shares sold	1,195,035
Proceeds from reinvestment of distributions	4,167
Cost of shares redeemed	(6,663)

Net increase from Class C transactions	1,192,539

Net increase from capital share transactions	2,907,117

Net increase in net assets	3,368,425

Net assets
Beginning of period	1,302,500

End of period (1)	$4,670,925

$—

(1)	Includes undistributed net investment income (loss)
Commencement of Operations for each Fund—January 4, 2010

SEE NOTES TO FINANCIAL STATEMENTS	62

Period Ended December 31, 2010

Growth	Moderate	Conservative

$123,120	$124,782	$92,897
(14,952)	(24,926)	(857)
582,337	432,675	253,426

690,505	532,531	345,466

(20,134)	(26,608)	(13,358)
(78,338)	(91,865)	(77,121)
(14,128)	(3,279)	(200)

(112,600)	(121,752)	(90,679)

1,976,572	2,211,965	1,111,238
19,051	25,554	13,060
(33,196)	(269,517)	(595)

1,962,427	1,968,002	1,123,703

103,873	57,000	169,380
78,338	91,865	77,121
(2,935)	—	(303)

179,276	148,865	246,198

1,445,239	432,445	25,421
12,662	3,169	82
(70,911)	(67,237)	—

1,386,990	368,377	25,503

3,528,693	2,485,244	1,395,404

4,106,598	2,896,023	1,650,191

4,182,227	4,857,227	3,647,500

$8,288,825	$7,753,250	$5,297,691

$3,324	$(484)	$(6)

63	SEE NOTES TO FINANCIAL STATEMENTS

Period Ended December 31, 2010
Statements of Changes in Net Assets—Shares of Beneficial Interest

Aggressive Growth

Class A
Shares sold	70,361
Shares issued in reinvestment of distributions	573
Shares redeemed	(524)

Net increase in shares outstanding	70,410

Institutional Class
Shares sold	107,417
Shares issued in reinvestment of distributions	2,641
Shares redeemed	(3,683)

Net increase in shares outstanding	106,375

Class C
Shares sold	121,885
Shares issued in reinvestment of distributions	383
Shares redeemed	(667)

Net increase in shares outstanding	121,601

Commencement of Operations for each Fund—January 4, 2010

SEE NOTES TO FINANCIAL STATEMENTS	64

Period Ended December 31, 2010

Growth	Moderate	Conservative

192,760	219,217	109,033
1,794	2,478	1,257
(3,191)	(25,839)	(58)

191,363	195,856	110,232

10,334	5,709	16,937
7,617	8,973	7,518
(301)	—	(29)

17,650	14,682	24,426

146,317	43,202	2,494
1,238	307	8
(6,958)	(6,581)	—

140,597	36,928	2,502

65	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2010
Financial Highlights
Selected data for a share outstanding throughout each period.

			Income (loss) from
			investment operations		Distributions to shareholders
	Net asset	Net	Net
	value,	investment	realized and	Total from	From net	From net	Tax
	beginning	income	unrealized	investment	investment	realized	return of
	of period	(loss)[1]	gain (loss)	operations	income	gains	capital

Aggressive Growth
Class A

For the Period Ended December 31, 2010	$10.00	$0.13	$0.86	$0.99	$0.10	$—	$—
Institutional Class

For the Period Ended December 31, 2010	$10.00	$0.13	$0.90	$1.03	$0.12	$—	$—
Class C

For the Period Ended December 31, 2010	$10.00	$0.04	$0.88	$0.92	$0.04	$—	$—

Growth
Class A

For the Period Ended December 31, 2010	$10.00	$0.25	$0.72	$0.97	$0.17	$—	$—
Institutional Class

For the Period Ended December 31, 2010	$10.00	$0.22	$0.76	$0.98	$0.19	$—	$—
Class C

For the Period Ended December 31, 2010	$10.00	$0.14	$0.75	$0.89	$0.11	$—	$—

Moderate
Class A

For the Period Ended December 31, 2010	$10.00	$0.21	$0.53	$0.74	$0.17	$—	$—
Institutional Class

For the Period Ended December 31, 2010	$10.00	$0.21	$0.56	$0.77	$0.19	$—	$—
Class C

For the Period Ended December 31, 2010	$10.00	$0.13	$0.53	$0.66	$0.13	$—	$—

Conservative
Class A

For the Period Ended December 31, 2010	$10.00	$0.21	$0.53	$0.74	$0.19	$—	$—
Institutional Class

For the Period Ended December 31, 2010	$10.00	$0.22	$0.54	$0.76	$0.20	$—	$—
Class C

For the Period Ended December 31, 2010	$10.00	$0.13	$0.52	$0.65	$0.15	$—	$—

[1]	Based on average shares outstanding during the period.

[2]	Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.

[4]	Not annualized
Commencement of Operations for each Fund—January 4, 2010

SEE NOTES TO FINANCIAL STATEMENTS	66

December 31, 2010

				Ratios to average net assets[3]
						Net	Gross
	Net asset		Net assets	Net expenses	Net	expenses	expenses
	value,		end of	including	investment	before	excluding
Total	end of	Total	period	reimbursements	income	voluntary	reimbursements	Portfolio
distributions	period	return[2]	(in $000’s)	and waivers	(loss)	waivers	and waivers	Turnover[4]

$0.10	$10.89	9.96%	$768	1.23%	1.32%	1.55%	8.40%	40%

$0.12	$10.91	10.33%	$2,579	0.98%	1.32%	1.30%	8.15%	40%

$0.04	$10.88	9.16%	$1,324	1.98%	0.43%	2.30%	9.15%	40%

$0.17	$10.80	9.79%	$2,068	1.08%	2.42%	1.49%	5.17%	30%

$0.19	$10.80	9.93%	$4,705	0.83%	2.18%	1.24%	4.92%	30%

$0.11	$10.78	8.93%	$1,516	1.83%	1.36%	2.24%	5.93%	30%

$0.17	$10.57	7.50%	$2,071	1.10%	2.05%	1.41%	5.19%	36%

$0.19	$10.58	7.74%	$5,292	0.85%	2.09%	1.16%	4.93%	36%

$0.13	$10.53	6.68%	$390	1.85%	1.34%	2.16%	5.94%	36%

$0.19	$10.55	7.46%	$1,164	1.10%	2.04%	1.33%	6.67%	27%

$0.20	$10.56	7.68%	$4,107	0.85%	2.14%	1.08%	6.41%	27%

$0.15	$10.50	6.54%	$27	1.85%	1.27%	2.08%	7.41%	27%

67	SEE NOTES TO FINANCIAL STATEMENTS

December 31, 2010
Notes to Financial Statements
Pax World Funds Series Trust I
NOTE A—Organization and Summary of Significant Accounting Policies
Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of December 31, 2010, the Trust offered eleven investment funds.
These financial statements relate only to the ESG Managers Aggressive Growth Portfolio (the “Aggressive Growth Portfolio”), ESG Managers Growth Portfolio (the “Growth Portfolio”), ESG Managers Moderate Portfolio (the “Moderate Portfolio”), and ESG Managers Conservative Portfolio (the “Conservative Portfolio”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust. The Funds described herein commenced operations on January 4, 2010.
The Funds use multiple managers (“Sleeve Subadvisers”) to seek to achieve their investment objectives, and each Sleeve Subadviser seeks to invest the assets of its sleeve(s) in securities consistent with its investment style (e.g., large cap growth, small cap value, intermediate term bond) and within the parameters established by Morningstar Associates, LLC for the Funds (see Note B). Each Sleeve Subadviser seeks to invest the assets of its sleeve(s) in accordance with sustainability or environmental, social and governance (“ESG”) criteria. The Sleeve Subadvisers include experienced managers of mutual funds and separately managed accounts that also follow ESG criteria. These funds or separate accounts serve as models upon which Morningstar Associates, LLC has designed the sleeves’ investment parameters. Allocation of assets among Sleeve Subadvisers is based on such factors as prudent diversification principles, general market outlooks (both domestic and global), historical performance, global markets’ current valuations, and other economic factors. The Adviser and Morningstar Associates may periodically adjust asset allocations to favor those Sleeve Subadvisers that the Adviser and Morningstar Associates believe will provide the most favorable outlook for achieving a Fund’s investment objective. As a result, it is not possible to predict the extent to which any Fund’s assets will be invested by (or based upon the recommendations of) a particular Sleeve Subadviser at any time, and one or more Sleeve Subadvisers may not be advising any assets for a particular Fund at any given time.

December 31, 2010
The Aggressive Growth Portfolio’s primary investment objective is to seek a high level of long-term capital appreciation. The portfolio expects to invest approximately 95% of its total assets in equity securities (e.g., stocks) and approximately 5% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Aggressive Growth Portfolio can invest up to 100% of its total assets in equity securities and up to 25% of its total assets in fixed income securities. Additionally, the Aggressive Growth Portfolio can invest up to 85% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other funds, the Aggressive Growth Portfolio should offer shareholders the potential for a high level of capital growth with relatively little income.
The Growth Portfolio’s investment objective is to seek long-term capital appreciation. Under normal market conditions, the Growth Portfolio will invest approximately 70% of its total assets in equity securities (e.g., stocks) and approximately 30% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Growth Portfolio can invest up to 100% of its total assets in equity securities and up to 50% of its total assets in fixed income securities. Additionally, the Growth Portfolio can invest up to 70% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other funds, the Growth Portfolio should offer shareholders the potential for a low to medium level of income and a medium to high level of capital growth.
The Moderate Portfolio’s primary investment objective is to seek long-term capital appreciation. As a secondary objective and to the extent consistent with its primary investment objective, the Moderate Portfolio seeks current income. Under normal market conditions, the Moderate Portfolio will invest approximately 50% of its total assets in equity securities (e.g., stocks) and approximately 50% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Moderate Portfolio can invest up to 70% of its total assets in equity securities and up to 70% of its total assets in fixed income securities. Additionally, the Moderate Portfolio can invest up to 50% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to other funds, the Moderate Portfolio should offer shareholders the potential for a medium level of income and a medium level of capital growth.

December 31, 2010
Notes to Financial Statements, continued
The ESG Conservative Portfolio’s primary investment objective is to seek preservation of capital and current income. As a secondary objective and to the extent consistent with its primary investment objective, the Conservative Portfolio seeks capital appreciation. Under normal market conditions, the Conservative Portfolio will invest approximately 65% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds) and cash and approximately 35% of its total assets in equity securities (e.g., stocks). The Conservative Portfolio can invest up to 100% of its total assets in fixed income securities and up to 50% of its total assets in equity securities. The Conservative Portfolio can invest up to 40% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to other funds, the Conservative Portfolio should offer shareholders the potential for a medium to high level of income and a low to medium level of capital growth.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.
Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments Investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

December 31, 2010
Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments.
The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At December 31, 2010, two securities were fair valued in good faith pursuant to policies and procedures approved by the Board, the Growth Portfolio held one security fair valued at $53,416, representing 0.64% of the Fund’s net asset value, and the Moderate Portfolio held one security fair valued at $88,185, representing 1.14% of the Fund’s net asset value.

December 31, 2010
Notes to Financial Statements, continued
For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.
The net asset value per share (“NAV”) of each class of a Fund’s shares is determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange on each day (a “Business Day”) that the New York Stock Exchange is open for trading.
For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.
Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the

December 31, 2010
assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When fair valuation methods are applied to foreign securities, they are generally categorized as Level 2. Utilizing fair valuation of foreign securities for significant market movements may result in transfers between Level 1 and Level 2 categorizations for such securities. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.
Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on

December 31, 2010
Notes to Financial Statements, continued
which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2010:

	Level One	Level Two	Level Three	Totals

Aggressive Growth
Common Stocks — Domestic	$3,341,134	$—	$—	$3,341,134
Common Stocks — Foreign	27,695	159,239	—	186,934
Affiliated Investment Companies	973,447			973,447
Unaffiliated Investment Companies	71,739	—	—	71,739

Total	$4,414,015	$159,239	$—	$4,573,254

Growth
Common Stocks — Domestic	$4,444,503	$—	$—	$4,444,503
Common Stocks — Foreign	47,808	250,931	—	298,739
Affiliated Investment Companies	2,135,352	—	—	2,135,352
Unaffiliated Investment Companies	127,258	—	—	127,258
Corporate Bonds	—	289,528	—	289,528
U.S. Govt Agency Bonds	—	87,079	—	87,079
Government Bonds	—	21,111	—	21,111
Municipal Bonds	—	19,453	—	19,453
U.S. Treasury Notes	—	315,475	—	315,475
Mortgage-Backed Securities	—	314,807	53,416	368,223

Total	$6,754,921	$1,298,384	$53,416	$8,106,721

December 31, 2010

	Level One	Level Two	Level Three	Totals

Moderate
Common Stocks — Domestic	$3,172,563	$—	$—	$3,172,563
Common Stocks — Foreign	38,932	197,933	—	236,865
Affiliated Investment Companies	1,120,078	—	—	1,120,078
Unaffiliated Investment Companies	102,306	—	—	102,306
Corporate Bonds	—	952,343	—	952,343
U.S. Govt Agency Bonds	—	281,296	—	281,296
Government Bonds	—	63,749	—	63,749
Municipal Bonds	—	196,005	—	196,005
U.S. Treasury Notes	—	696,414	—	696,414
Mortgage-Backed Securities	—	694,659	88,185	782,844

Total	$4,433,879	$3,082,399	$88,185	$7,604,463

Conservative
Common Stocks — Domestic	$1,538,979	$—	$—	$1,538,979
Common Stocks — Foreign	22,808	124,285	—	147,093
Affiliated Investment Companies	624,221	—	—	624,221
Unaffiliated Investment Companies	51,329	—	—	51,329
Corporate Bonds	—	1,006,884	—	1,006,884
U.S. Govt Agency Bonds	—	285,058	—	285,058
Government Bonds	—	63,749	—	63,749
U.S. Treasury Notes	—	609,841	—	609,841
Mortgage-Backed Securities	—	834,653	—	834,653

Total	$2,237,337	$2,924,470	$—	$5,161,807

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Growth	Moderate

Balance as of January 4, 2010	$—	$—
Realized Gain (loss)	—	—
Change in unrealized appreciation (depreciation)	199	885
Net purchases (sales)	53,217	87,300
Transfers in and/or out of Level Three	—	—

Balance as of December 31, 2010	$53,416	$88,185

The change in unrealized gain/loss on Level 3 securities held at December 31, 2010 totaled gains of $199 and $885 in the Growth and Moderate Portfolios, respectively, for the year-to-date period then ended.

December 31, 2010
Notes to Financial Statements, continued
In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. Portions of ASU No. 2010-06 which involve improved disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value within Level 2 or Level 3, became effective for the current fiscal yearend and have been adopted by the Funds. The remaining portion of ASU No. 2010-06 requires more detailed disclosures of information pertaining to purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Funds’ financial statement disclosures.
The Funds recognize transfers between Levels as of the end of the period. As of December 31, 2010, the Funds did not have any significant transfers between valuation levels.
Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.
Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the amortization period is to the most likely call date.
Distributions to Shareholders Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates. The Funds expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

December 31, 2010
Expenses Expenses of the Funds that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in a manner deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Expenses directly attributable to a class of shares, such as distribution fees, are charged to that class. Each Fund has adopted a distribution plan, applicable to certain classes of its shares.
Federal Income Taxes Each of the Funds intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no federal income or excise tax provision is required. The Funds are treated as separate entities for U.S. federal income tax purposes.
Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.
Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to

December 31, 2010
Notes to Financial Statements, continued
a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.
NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties
The Trust has entered into an Investment Advisory Contract (the “Agreement”) with Pax World Management LLC (the “Adviser”). Pursuant to the terms of the agreement, the Adviser, subject to the supervision of the Board of Trustees of the Trust, is responsible for managing the assets of the Funds in accordance with the Funds’ investment objective, investment programs and policies.
Pursuant to the Agreement the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested. The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds. In return for such services, the Funds pay an advisory fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Fund	Average Net Asset Value of Fund

Aggressive Growth	0.90%
Growth	0.85%
Moderate	0.80%
Conservative	0.75%
The Adviser has entered into an Asset Allocation Agreement with Morningstar Associates, whereby Morningstar Associates, subject to the supervision of the Board of Trustees of the Trust and the Adviser, is responsible for certain portfolio construction services for the Funds.
Pursuant to the Asset Allocation Agreement Morningstar Associates has contracted to have supervisory responsibility for: (i) the implementation of the asset allocation strategy of each Fund, (ii) the amount of assets allocated to each Sleeve Subadviser and/or the Adviser, (iii) the evaluation, selection and recommendation to the Adviser and the Board of Trustees of hiring, termination and replacement of Sleeve Subadvisers to manage the assets of

December 31, 2010
each Fund, and (iv) overseeing and monitoring the ongoing performance of Sleeve Subadvisers of each Fund, including their compliance with the investment objectives, policies and restrictions of the relevant Fund. For its services under the Asset Allocation Agreement, Morningstar Associates receives from the Adviser a fee based on a percentage of each applicable Fund’s average daily net assets from the Adviser’s advisory fee (the “Lead Subadvisory fee”) at an annual rate of 0.15%.
Pursuant to Subadvisory Contracts, the Sleeve Subadvisers manage the Funds’ portfolios of securities and make decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Funds, the Adviser, and Morningstar Associates. For their services under their respective Subadvisory Contracts, each Sleeve Subadviser receives from the Adviser a fee based on a percentage of the applicable sleeve’s average daily net assets from the Adviser’s investment advisory fee (the “Subadvisory fees”).
Payment of fees to Morningstar and the Sleeve Subadvisers is the responsibility of the Adviser, and is not an additional expense of the Funds.
The Adviser, Morningstar Associates and several sleeve subadvisors provided initial seed capital to commence operations of the Funds. During the period, the Adviser voluntarily waived advisory fees related to a portion of the initial seed capital and also related to acquired fund fees for investments in other mutual funds managed by the Adviser. For the period ended December 31, 2010, the Funds incurred the following advisory fees and fee waivers:

	Gross		Net
Fund	Advisory Fees	Fees Waived	Advisory Fee

Aggressive Growth	$30,922	$10,951	$19,971
Growth	50,676	24,978	25,698
Moderate	48,308	18,942	29,366
Conservative	32,690	9,999	22,691
The Adviser has contractually agreed to reimburse Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets:

December 31, 2010
Notes to Financial Statements, continued

Fund	Class A	Institutional	Class C

Aggressive Growth	1.44%	1.19%	2.19%
Growth	1.34%	1.09%	2.09%
Moderate	1.24%	0.99%	1.99%
Conservative	1.14%	0.89%	1.89%
The Adviser has contractually agreed to reimburse expenses to the extent they exceed the expense caps indicated until at least December 31, 2012.
Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Board of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.
For the period ended December 31, 2010, the dollar amount of expense reimbursements for each of the Funds were as follows:

	Total Expense Reimbursement by Adviser
Fund	Class A	Institutional	Class C

Aggressive Growth	$23,635	$150,264	$61,732
Growth	25,090	161,837	38,675
Moderate	35,627	193,720	6,308
Conservative	24,870	212,949	535
Each Fund has adopted a plan (a “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows it to pay distribution fees for the sale and distribution of its Class A and Class C shares and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. The Funds’ distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, and may retain all or any portion of the distribution fee as compensation for the distributor’s services as principal underwriter of the indicated shares of such Fund. The annual fees may equal up to 0.25% for

December 31,2010
Class A shares or up to 0.75% for Class C shares of the average daily net assets allocable to such classes of shares of a Fund.
In addition to the Distribution Plan, each Fund has adopted a shareholder services plan (a “Services Plan”) with respect to Class C shares. Under each Services Plan, up to 0.25% of the average daily net assets allocable to Class C shares of the Fund may be used to pay service fees to qualified dealers for providing certain shareholder services (e.g., personal services rendered to such shareholders and/or the maintenance of shareholder accounts).
Several individuals who are officers and/or Trustees of the Trust are also employees of the Adviser.
NOTE C—Investment Information
Purchases and proceeds from sales of investments for the Funds for the period ended December 31, 2010 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Government Bonds	Investments[1]	U.S. Government Bonds
Aggressive Growth	$5,468,338	$—	$1,356,524	$—
Growth	8,479,550	820,847	1,673,167	74,004
Moderate	7,468,038	1,875,856	1,891,307	203,853
Conservative	4,411,033	1,681,876	990,936	123,889

[1]	Excluding short-term investments and U.S. Government bonds.

December 31, 2010
Notes to Financial Statements, continued
The term “affiliated company” includes other investment companies that are managed by the Adviser. At December 31, 2010, the Funds held the following investments in affiliated companies:

	Value at	Purchases	Sales	Realized	Unrealized	Income
Fund	12/31/10	Cost	Cost	Gain (Loss)	Gain (Loss)	Distributions

Aggressive Growth
Pax World International Fund	$701,169	$739,712	$92,708	$(2,539)	$56,704	$8,946
Pax World Global Green Fund	146,565	135,122	—	—	11,443	610
Pax World High Yield Bond Fund	125,713	129,834	4,570	(48)	497	11,116

Total	$973,447	$1,004,668	$97,278	$(2,587)	$68,644	$20,672

Growth Portfolio
Pax World International Fund	$1,202,784	$1,172,076	$39,327	$(2)	$70,037	$10,969
Pax World Global Green Fund	203,515	186,113	—	—	17,402	942
Pax World High Yield Bond Fund	729,053	745,388	17,063	(323)	1,051	69,791

Total	$2,135,352	$2,103,577	$56,390	$(325)	$88,490	$81,702

Moderate Portfolio
Pax World International Fund	$590,478	$915,830	$351,582	$(8,488)	$34,718	$5,103
Pax World Global Green Fund	178,485	165,008	—	—	13,477	863
Pax World High Yield Bond Fund	351,115	416,329	65,923	12	697	37,848

Total	$1,120,078	$1,497,167	$417,505	$(8,476)	$48,892	$43,814

Conservative Portfolio
Pax World International Fund	$302,800	$447,736	$169,105	$(670)	$24,839	$2,889
Pax World Global Green Fund	76,430	70,084	—	—	6,346	359
Pax World High Yield Bond Fund	244,991	245,431	273	(11)	(156)	22,318

Total	$624,221	$763,251	$169,378	$(681)	$31,029	$25,566

Income distributions from affiliates are included as dividend income on the Statement of Operations. Dividends are reinvested, with reinvestment amount included under Purchases Cost column above.
For federal income tax purposes, the identified cost of investments owned at December 31, 2010 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of December 31, 2010 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
Fund	income tax basis	appreciation	depreciation	(depreciation)
Aggressive Growth	$4,127,536	$493,966	$48,248	$445,718
Growth	7,536,132	640,584	69,995	570,589
Moderate	7,187,743	483,590	66,870	416,720
Conservative	4,912,416	291,598	42,207	249,391

December 31,2010
At December 31, 2010, the Aggressive Growth Portfolio, Growth Portfolio, Moderate Portfolio and Conservative Portfolio had unrealized foreign currency gains of $29, $53, $46 and $27, respectively.
Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.
Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at December 31, 2010, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.
The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices. Without regard to the underlying holdings of investment companies in which the Funds invest, at December 31, 2010, the Funds did not directly hold any securities which were deemed illiquid.

December 31, 2010
Notes to Financial Statements, continued
NOTE D—Tax Information
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, paydown transactions, and tax treatment related to investments in REITs, ETFs and PFICs.
For the period ended December 31, 2010, the Funds recorded the following reclassifications:

	Undistributed	Accumulated
	net investment	net realized	Paid-in
Fund	income	gain (loss)	capital

Aggressive Growth	$627	$(296)	$(331)
Growth	(7,196)	7,474	(278)
Moderate	(3,514)	3,581	(67)
Conservative	(2,224)	2,233	(9)
Net investment income, net realized gains (losses) and net assets were not affected by these reclassifications.
The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.
The tax character of distributions paid during 2010 was as follows:

December 31, 2010

	Distributions Paid in 2010
	Ordinary	Return	Long-term
Fund	Income	of Capital	Capital Gains

Aggressive Growth	$37,971	$—	$—
Growth	112,600	—	—
Moderate	121,752	—	—
Conservative	90,679	—	—
As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Other	Net unrealized
	ordinary	long-term	temporary	appreciation
Fund	income	capital gain	differences	(depreciation)

Aggressive Growth	$14,282	$1,610	$—	$445,747
Growth	3,338	4,203	—	570,642
Moderate	—	—	(5,920)	416,766
Conservative	2,576	2,802	—	249,418
During the period from November 1, 2010 through December 31, 2010, the Moderate Portfolio incurred a foreign currency loss of $473. This loss is treated for federal income tax purposes as if it occurred on January 1, 2011. Accordingly, during 2010, the Fund may have made distributions, as required by Internal Revenue Code Regulations, in excess of amounts recognized for financial reporting purposes.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. As of December 31, 2010, the Moderate Portfolio had $5,447 in capital loss carryforwards, which expires in 2018.
Uncertain Tax Position Management has analyzed the Funds’ tax positions taken for the Funds’ first tax year, 2010, which will be subject to examination by the Funds’ major tax jurisdictions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the period ended December 31, 2010, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

December 31, 2010
Note E—Other
Management has evaluated subsequent events and has determined that no events have occurred that require disclosure.

December 31, 2010
Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Pax World Funds Series Trust I:
We have audited the accompanying statements of assets and liabilities of ESG Managers Aggressive Growth Portfolio, ESG Managers Growth Portfolio, ESG Managers Moderate Portfolio and ESG Managers Conservative Portfolio (collectively, the “Funds”; four of the eleven funds constituting the Pax World Funds Series Trust I), including the schedules of investments, as of December 31, 2010, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ESG Managers Aggressive Growth Portfolio, ESG Managers Growth Portfolio, ESG Managers Moderate Portfolio and ESG Managers Conservative Portfolio of Pax World Funds Series Trust I at December 31, 2010, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 23, 2011

December 31, 2010
Notes to Financial Statements, continued
Proxy Voting (Unaudited)
You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.374.8920, or within the Statement of Additional Information available on ESG Managers’ website at www.esgmanagers.com or on the SEC’s website at www.sec.gov.
The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by telephoning ESG Managers (toll-free) at 800.374.8920 or visiting ESG Managers’ website at www.esgmanagers.com and will be available without charge by visiting the SEC’s website at www.sec.gov.
Quarterly Portfolio Holdings Disclosure (Unaudited)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Information contained in each Fund’s Form N-Qs may also be obtained by visiting ESG Managers website at www.esgmanagers.com or telephoning ESG Managers (toll-free) at 800.374.8920.
Federal Tax Information (Unaudited)
The percentages of ordinary income distributed by each of the Funds that is Qualified Dividend Income (QDI) and that qualifies for the corporate dividends received deduction (DRD) are as follows:

Fund	QDI%	DRD%

Aggressive Growth	100.00%	100.00%
Growth	100.00%	49.37%
Moderate	77.24%	33.65%
Conservative	56.98%	22.32%

December 31, 2010
Management of the Funds (Unaudited)
The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust. The Trust’s Board of Trustees oversees the Adviser and decides upon matters of general policy. The Board of Trustees meets at least four (4) times per year, and reviews the performance and operations of the Funds. The Adviser, either directly or through others selected by the Adviser, furnishes daily investment advisory services.
Officers/Trustees
The following table reflects the name and age, position(s) held with the Trust, the term of office and length of time served, the principal occupation(s) during the past five (5) years, other directorships held, and the number of portfolios overseen in the Pax World Fund Family of those persons who were the trustees and/or officers of the Funds on December 31, 2010. The trustees and officers set forth in the first table below (Interested Trustees and Officers) are considered interested persons under the 1940 Act by virtue of their position or affiliation with the Adviser. The trustees in the second table (Disinterested Trustees) are not considered interested persons and have no affiliation with the Adviser. The business address of each trustee and officer is 30 Penhallow Street, Suite 400, Portsmouth, NH 03801.
None of the officers or trustees of the Funds are related to one another by blood, marriage or adoption. The aggregate remuneration paid by each Fund during the period covered by the report to (i) all Trustees and all members of any advisory board for regular compensation; (ii) each Trustee and each member of an advisory board for special compensation; (iii) all officers; and (iv) each person of whom any officer or Trustee of the Fund is an affiliated person is as follows: Aggressive Growth Portfolio, $11,745; ESG Managers Growth Portfolio, $11,874; Moderate Portfolio, $11,878; and Conservative Portfolio, $11,793.

December 31, 2010
Notes to Financial Statements, continued
Interested Trustees and Officers

Position(s) Held With
	the Trust; Term of	Principal Occupation(s)	Number of Portfolios
	Office[1];	During Past Five Years and	in the Pax World
	and Length	Other Directorships Held by	Fund Family
Name and Age	of Time Served	Trustee or Officer	Overseen by Trustee

Laurence A. Shadek (61)	Trustee (since 2006)	Chairman of the Board of the Adviser (1996-present); Executive Vice-President of Wellington Shields & Co. LLC or its predecessor (1986-present); Executive Vice President of Pax World Money Market Fund (1998-2008); Chairman of the Board of Directors of the Pax World Balanced Fund (1996-2006), Pax World Growth Fund (1997-2006), and Pax World High Yield Bond Fund (1999-2006); member of the Board of Trustees of Franklin & Marshall College (1998- present).	12

Joseph Keefe (57)	Trustee, Chief Executive Officer (since 2006)	Chief Executive Officer (2005-present) and President (2006-present) of the Adviser; President of Pax World Money Market Fund (2006-2008); Senior Vice President of the Pax World Balanced, Pax World Growth, and Pax World High Yield Bond Fund (2005-2006); President of New Circle Communications LLC (2000-2005); Co-Chair of The Carbon Coalition (2003-present); member of the Boards of Directors of Americans for Campaign Reform (2003- present), Women Thrive Worldwide (2009-present) and the Social Investment Forum (2000-2006).	12

John Boese (47)	Chief Compliance Officer (since 2006)	Chief Compliance Officer of the Adviser (2006-present); Vice President and Chief Regulatory Officer of the Boston Stock Exchange, Boston, MA (2000—2006).	N/A

Maureen Conley (48)	Secretary (since 2006)	Senior Vice President of Shareholder Services/Operations (2005-present) and Manager of Shareholder Services (2000-2005) for the Adviser.	N/A

Alicia K. DuBois (51)	Treasurer (since 2006)	Chief Financial Officer for the Adviser (2006-present); Assistant Treasurer for both Jefferson Pilot Investment Advisory Corp. and Jefferson Pilot Variable Fund, Inc. (2001-2006); and Assistant Vice President at Lincoln Financial Group (formerly Jefferson-Pilot Corp.) (2005- 2006)	N/A

Scott LaBreche (38)	Assistant Treasurer (since 2010)	Director, Portfolio Analysis & Reporting for the Adviser (2009-present), Fund Administration Manager & Portfolio Analyst for the Adviser (2007-2009), Securities Fund Analyst, Lincoln Financial Group (formerly Jefferson Pilot Financial) (2000-2007).	N/A

December 31, 2010
Dinterested Trustees

	Position(s) Held With
	the Trust; Term of	Principal Occupation(s)	Number of Portfolios
	Office[1];	During Past Five Years and	in the Pax World
	and Length	Other Directorships Held by	Fund Family
Name and Age	of Time Served	Trustee or Officer	Overseen by Trustee

Adrian P. Anderson (56)[2]	Trustee (since 2007)	Chief Executive Officer of North Point Advisors, LLC (2004- present); Senior Consultant of Gray and Co. (1999-2004).	12

Carl H. Doerge, Jr. (72)[2]	Chairman of the Board of Trustees; Trustee (since 2006)	Private investor (1995-present); member of the Board of Trustees and Police Commissioner of the Village of Upper Brookville, NY (1998-present); member of the Board of Directors (1998-present) and Chairman of the Investment Committee (1999-present) of St. Johnland Nursing Home in Kings Park, NY.	12

Cynthia Hargadon (54)[3]	Trustee (since 2006)	Managing Director of CRA Rogers Casey (2006-2010); Senior Consultant of North Point Advisors, LLC (2003- 2006); President of Potomac Asset Management, Inc. (2000-2002).	12

Louis F. Laucirica (69)[2]	Trustee (since 2006)	Associate Dean and Director of Undergraduate Studies of Stevens Institute of Technology, Howe School (1999-2010).	12

John L. Liechty (56)[3]	Trustee (since 2010)	Principal, Integrated Investment Solutions (2009- present); President and CEO, MMA Praxis Mutual Funds (1997-2008).	12

Nancy S. Taylor (55)[3]	Trustee (since 2006)	Senior Minister, Old South Church in Boston, MA (2005- present); Minister and President, Massachusetts Conference, United Church of Christ (2001-2005); Trustee, Andover Newton Theological School (2002-present); Chair of the Board of Trustees of Andover Newton Theological School; Board of Managers, Old South Meeting House (2005-present); Director, Ecclesia Ministries, a ministry to Boston’s homeless population (2003-present).	12

[1]	Trustees of the Funds hold office until a successor is chosen and qualifies. Officers of the Funds are appointed by the

Board of Trustees and hold office until a successor is chosen and qualifies.

[2]	Designates a member of the Audit Committee. The Audit Committee has the responsibility of overseeing the establishment and maintenance of an effective financial control environment, for overseeing the procedures for evaluating the system of internal accounting control and for evaluating audit performance. The Audit Committee meets on at least a quarterly basis.

[3]	Designates a member of the Nomination, Compensation & Compliance Committee. The Nomination, Compensation & Compliance Committee is responsible for considering and recommending Board candidates, reviewing and recommending Board compensation, and overseeing regulatory and fiduciary compliance matters. The Nomination, Compensation & Compliance Committee meets on at least a quarterly basis.

December 31, 2010
The Statement of Additional Information includes additional information about the trustees and is available upon request without charge by calling 877.374.7678 between the hours of 9:00 a.m. and 6:00 p.m. Eastern time or by visiting our website at www.esgmanagers.com.
Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.
This annual report is intended for shareholders of the ESGTM Managers Portfolios only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 877.374.7678, emailing info@paxworld.com or visiting www.esgmanagers.com.com. The performance data quoted herein represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. In addition, current performance may be lower or higher than the performance data quoted herein. For more recent month-end performance information, please call 877.374.7678 or visit www.esgmanagers.com.
Distributor: ALPS Distributors, Inc. member of FINRA (2/11).

30 Penhallow Street, Suite 400
Portsmouth NH 03801
877.374.7678
www.esgmanagers.com
ESGM-AR10

Item 2. Code of Ethics.
As of December 31, 2010, the Registrant has adopted a “code of ethics,” as such term is defined in paragraph (b) of this Item 2, that applies to all officers of the Registrant, including Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or by a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
     The Registrant’s Board of Directors has determined that Carl H. Doerge, Jr. and Adrian Anderson, who each serve on the Board’s Audit Committee, qualify as “audit committee financial experts,” as such term is defined in paragraph (b) of this Item 3. The Board also has determined that Messrs. Doerge and Anderson are “independent,” as such term is interpreted by subparagraph (a)(2) of this Item 3. The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 of the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Directors in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
     (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $304,000 and $229,000 for the fiscal years ended December 31, 2010 and 2009, respectively.
     (b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended December 31, 2010 and 2009, respectively.
     (c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $139,609 and $93,887 for the fiscal years ended December 31, 2010 and 2009, respectively. Fees disclosed under this category are for professional services related to review and execution of federal, state and excise tax returns and advice concerning tax compliance and planning.
     (d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $0 and $0 for the fiscal years ended December 31, 2010 and 2009, respectively.
     (e) (1) To the extent required by applicable regulations, the Audit Committee approves in advance all audit and non-audit services rendered to the Registrant by the independent registered public accounting firm and all non-audit services to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.
          (2) With respect to the services described in paragraphs (b) through (d) of this Item, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of

Regulation S-X and no amount was required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
     (f) Not applicable.
     (g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, or to the Registrant’s investment adviser, or to any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant totaled $0 and $0, for the fiscal years ended December 31, 2010 and 2009, respectively.
     (h) Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
A complete series of schedules of investments is included as part of the report to shareholders filed under Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.
Item 11. Controls and Procedures.
     (a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.
     (b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.
(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.
(b)	Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Pax World Funds Series Trust I

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President
Date February 23, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)
Date February 23, 2011

By (Signature and Title)	/s/ Alicia K. DuBois
Alicia K. DuBois, Treasurer (Principal Financial Officer)
Date February 23, 2011

6